UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09013

Eaton Vance Senior Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2006

Item 1. Reports to Stockholders

Semiannual Report December 31, 2006

EATON VANCE
SENIOR
INCOME
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Senior Income Trust as of December 31, 2006
InvEstmEnt updatE

Performance for the Six Months ended December 31, 2006

•                  Based on share price, Eaton Vance Senior Income Trust (the “Trust”), a closed-end fund traded on the New York Stock Exchange, had a total return of 6.32% for the six months ended December 31, 2006. That return was the result of an increase in share price to $8.31 on December 31, 2006, from $8.13 on June 30, 2006, and the reinvestment of $0.324 in all distributions since June 30, 2006.(1)

•                  Based on net asset value (NAV), the Trust had a total return of 4.13% for the six months ended December 31, 2006. That return was the result of an increase in NAV per share to $8.75 on December 31, 2006, from $8.74 on June 30, 2006, and the reinvestment of $0.324 in monthly distributions.(1)

•                  Based on its December 31, 2006 monthly dividend payment of $0.056 and a closing share price of $8.31, the Trust had a market yield of 8.09%.(2)

•                  For performance comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of 3.62% for the six months ended December 31, 2006.(3)

Investment Environment

•                  The Trust is a closed-end fund and trades on the New York Stock Exchange under the symbol “EVF.”The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital, by investing primarily in senior loans. The Trust also employs leverage through the issuance of preferred shares and participation in a commercial paper program.

•                  The loan market enjoyed relatively stable fundamentals during the six months ended December 31, 2006, with default rates remaining low by historical standards. Technical factors came more into balance, as record new issuance from strong merger and acquisition activity met robust investor demand. Loan credit spreads stabilized following a period during which they had narrowed.

•                  The Federal Reserve raised its Federal Funds rate – a key short-term interest rate benchmark – by 25 basis points (0.25%) at its June meeting, to 5.25%. The London Inter-Bank Offered Rate (LIBOR) – the benchmark over which loan interest rates are typically set – rose in step with that action, increasing the Trust’s total return.

The Trust’s Investments

•                  At December 31, 2006, the Trust’s investments included 459 borrowers respresenting 39 industries, with an average loan size of 0.19% of total investments, and no industry constituting more than 7.5% of total investments. Health care, chemicals and plastics, business equipment and services, leisure goods/activities/movies and building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others)were the Trust’s largest industry weightings.(4)

•                  At December 31, 2006, the Trust had leverage in the amount of approximately 42% of the Trust’s total assets. The Trust employs leverage though the issuance of Auction Preferred Shares (APS) and a commercial paper program.(5) Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Trust’s leverage may be offset by increased/decreased income from the Trust’s senior loan investments.

(1)       Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares and participation in a commercial paper program.(2) The Trust’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.(3) It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage, such as the issuance of Auction Preferred Shares and participation in a commercial paper program.(4) Holdings and industry weightings are subject to change due to active management. (5) In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The returns do not include dividends declared in December 2006 and payable in 2007. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Senior Income Trust as of December 31, 2006
fund pErformancE

Performance(1)

Average Annual Total Return (by share price, NYSE)
Six Months	6.32%
One Year	15.53
Five Years	7.72
Life of Fund (10/30/98)	5.12

Average Annual Total Return (at net asset value)
Six Months	4.13%
One Year	8.38
Five Years	7.22
Life of Fund (10/30/98)	5.79

(1)       Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares and its participation in a commercial paper program. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for itsAuction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The returns do not include dividends declared in December 2006 and payable in 2007. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Trust Allocations(2)

By Total Investments

(2)          Trust Allocations are shown as a percentage of total investments as of December 31, 2006. Allocations may not be representative of the Trust’s current or future investments and are subject to change due to active management.

Diversification by Industries(3)

By Total Investments

Health Care	7.4%	Food Service	1.7%
Chemicals & Plastics	6.3	Industrial Equipment	1.6
Business Equip. & Services	5.8	Aerospace & Defense	1.5
Leisure Goods/Activities/Movies	5.4	Nonferrous Metals/Minerals	1.5
Building & Development	5.2	Food/Drug Retailers	1.5
Cable & Satellite Television	5.2	Insurance	1.4
Publishing	4.2	Ecological Services & Equip.	1.2
Automotive	4.2	Equipment Leasing	1.0
Electronics/Electrical	4.0	Beverage & Tobacco	1.0
Telecommunications	4.0	Clothing/Textiles	1.0
Radio & Television	3.7	Home Furnishings	0.8
Containers & Glass Products	3.5	Air Transport	0.6
Financial Intermediaries	3.3	Drugs	0.6
Retailers (Except food & drug)	3.3	Surface Transport	0.5
Lodging & Casinos	3.0	Rail Industries	0.5
Oil & Gas	2.5	Brokers/Dealers/Investment	0.5
Utilities	2.4	Farming/Agriculture	0.2
Conglomerates	2.1	Cosmetics/Toiletries	0.2
Food Products	1.8	Steel	0.1
Forest Products	1.7

(3)          Reflects the Trust’s investments as of December 31, 2006. Industries are shown as a percentage of the Trust’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 147.6%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.5%
Alliant Techsystems, Inc.
$288,750	Term Loan, 6.88%, Maturing March 31, 2009	$288,870
Dresser Rand Group, Inc.
126,418	Term Loan, 7.36%, Maturing October 29, 2011	127,303
DRS Technologies, Inc.
545,875	Term Loan, 6.87%, Maturing January 31, 2013	547,752
Evergreen International Aviation
575,000	Term Loan, 8.85%, Maturing October 31, 2011	564,937
Hexcel Corp.
530,285	Term Loan, 7.13%, Maturing March 1, 2012	531,611
IAP Worldwide Services, Inc.
519,750	Term Loan, 9.69%, Maturing December 30, 2012	512,279
K&F Industries, Inc.
758,125	Term Loan, 7.35%, Maturing November 18, 2012	761,797
Spirit Aerosystems, Inc.
632,426	Term Loan, 7.11%, Maturing December 31, 2011	634,403
Standard Aero Holdings, Inc.
939,519	Term Loan, 7.62%, Maturing August 24, 2012	942,455
Transdigm, Inc.
875,000	Term Loan, 7.37%, Maturing June 23, 2013	882,109
Vought Aircraft Industries, Inc.
1,113,635	Term Loan, 7.88%, Maturing December 17, 2011	1,122,219
Wesco Aircraft Hardware Corp.
1,000,000	Term Loan, 7.60%, Maturing September 29, 2013	1,007,188
		$7,922,923
Air Transport — 1.0%
Delta Air Lines, Inc.
$1,275,000	Term Loan, 12.87%, Maturing March 16, 2008	$1,313,022
Northwest Airlines, Inc.
1,150,000	DIP Loan, 7.85%, Maturing August 21, 2008	1,157,906
United Airlines, Inc.
740,031	Term Loan, 9.12%, Maturing February 1, 2012	746,903
105,719	Term Loan, 9.13%, Maturing February 1, 2012	106,700
		$3,324,531
Automotive — 6.4%
Accuride Corp.
$1,067,357	Term Loan, 7.38%, Maturing January 31, 2012	$1,069,692
Affina Group, Inc.
284,032	Term Loan, 8.38%, Maturing November 30, 2011	285,541

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Axletech International Holding, Inc.
$925,000	Term Loan, 11.87%, Maturing April 21, 2013	$933,094
CSA Acquisition Corp.
220,937	Term Loan, 7.88%, Maturing December 23, 2011	221,455
470,776	Term Loan, 7.88%, Maturing December 23, 2011	471,880
Dana Corp.
575,000	DIP Loan, 7.55%, Maturing April 13, 2008	575,903
Dayco Products, LLC
1,094,500	Term Loan, 7.90%, Maturing June 21, 2011	1,090,852
Exide Technologies, Inc.
442,792	Term Loan, 11.75%, Maturing May 5, 2010	465,485
448,218	Term Loan, 11.75%, Maturing May 5, 2010	471,189
Federal-Mogul Corp.
1,500,000	Term Loan, 7.59%, Maturing July 1, 2007	1,482,657
763,183	Term Loan, 9.10%, Maturing July 1, 2007	767,476
Ford Motor Company
950,000	Term Loan, 8.36%, Maturing December 15, 2013	951,867
General Motors Corp.
775,000	Term Loan, 7.75%, Maturing November 29, 2013	776,514
Goodyear Tire & Rubber Co.
470,000	Term Loan, 5.22%, Maturing April 30, 2010	472,098
1,580,000	Term Loan, 8.14%, Maturing April 30, 2010	1,601,396
500,000	Term Loan, 8.89%, Maturing March 1, 2011	508,177
HLI Operating Co., Inc.
902,472	Term Loan, 8.94%, Maturing June 3, 2009	908,789
Insurance Auto Auctions, Inc.
401,711	Term Loan, 7.87%, Maturing May 19, 2012	403,468
Keystone Automotive Operations, Inc.
868,438	Term Loan, 7.85%, Maturing October 30, 2010	868,709
R.J. Tower Corp.
1,175,000	DIP Revolving Loan, 8.88%, Maturing February 2, 2007	1,158,403
Tenneco Automotive, Inc.
1,194,224	Term Loan, 7.35%, Maturing December 12, 2010	1,201,874
Trimas Corp.
126,563	Term Loan, 8.13%, Maturing August 2, 2011	127,235
547,066	Term Loan, 8.13%, Maturing August 2, 2013	549,973
TRW Automotive, Inc.
1,559,006	Term Loan, 7.19%, Maturing June 30, 2012	1,557,422
United Components, Inc.
823,106	Term Loan, 7.63%, Maturing June 30, 2010	827,222
Vanguard Car Rental USA
670,500	Term Loan, 8.36%, Maturing June 14, 2013	675,389
		$20,423,760

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Beverage and Tobacco — 1.7%
Alliance One International, Inc.
$366,692	Term Loan, 8.85%, Maturing May 13, 2010	$371,276
Constellation Brands, Inc.
1,250,000	Term Loan, 6.88%, Maturing June 5, 2013	1,256,424
Le-Nature's, Inc.
260,870	Term Loan, 9.39%, Maturing March 1, 2011(2)	165,483
National Dairy Holdings, L.P.
146,229	Term Loan, 7.35%, Maturing March 15, 2012	146,594
National Distribution Co.
374,000	Term Loan, 11.85%, Maturing June 22, 2010	374,935
Reynolds American, Inc.
1,567,125	Term Loan, 7.14%, Maturing May 31, 2012	1,579,613
Southern Wine & Spirits of America, Inc.
1,094,536	Term Loan, 6.86%, Maturing May 31, 2012	1,098,470
Sunny Delight Beverages Co.
341,151	Term Loan, 11.38%, Maturing August 20, 2010	331,770
		$5,324,565
Brokers, Dealers and Investment Houses — 0.7%
Ameritrade Holding Corp.
$2,187,437	Term Loan, 6.85%, Maturing December 31, 2012	$2,189,717
		$2,189,717
Building and Development — 8.4%
AP-Newkirk Holdings, LLC
$871,110	Term Loan, 7.85%, Maturing December 21, 2007	$872,472
Beacon Sales Acquisition, Inc.
375,000	Term Loan, 7.35%, Maturing September 30, 2013	375,937
Biomed Realty, L.P.
1,640,000	Term Loan, 7.60%, Maturing May 31, 2010	1,635,900
Capital Automotive REIT
674,441	Term Loan, 7.10%, Maturing December 16, 2010	678,562
Epco / Fantome, LLC
792,000	Term Loan, 7.98%, Maturing November 23, 2010	795,960
Formica Corp.
545,875	Term Loan, 9.29%, Maturing March 15, 2013	545,534
FT-FIN Acquisition, LLC
662,879	Term Loan, 7.13%, Maturing November 17, 2007(3)	664,536
Gables GP, Inc.
44,737	Term Loan, 7.10%, Maturing March 31, 2007	44,816
General Growth Properties, Inc.
1,000,000	Term Loan, 6.60%, Maturing February 24, 2011	995,216
Hovstone Holdings, LLC
556,750	Term Loan, 7.38%, Maturing February 28, 2009	548,399

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Landsource Communities, LLC
$1,502,000	Term Loan, 7.88%, Maturing March 31, 2010	$1,487,919
Lanoga Corp.
671,629	Term Loan, 7.11%, Maturing June 29, 2013	669,950
LNR Property Corp.
1,500,000	Term Loan, 8.12%, Maturing July 3, 2011	1,507,812
MAAX Corp.
367,443	Term Loan, 8.88%, Maturing June 4, 2011	365,606
Mattamy Funding Partnership
273,625	Term Loan, 7.63%, Maturing April 11, 2013	272,770
Mueller Group, Inc.
1,036,798	Term Loan, 7.37%, Maturing October 3, 2012	1,044,142
Newkirk Master, L.P.
895,147	Term Loan, 7.10%, Maturing August 11, 2008	896,546
699,028	Term Loan, 7.10%, Maturing August 11, 2008	700,120
Nortek, Inc.
928,625	Term Loan, 7.36%, Maturing August 27, 2011	928,045
November 2005 Land Investors
290,911	Term Loan, 8.11%, Maturing May 9, 2011	290,911
Panolam Industries Holdings, Inc.
749,934	Term Loan, 8.11%, Maturing September 30, 2012	752,277
Ply Gem Industries, Inc.
498,750	Term Loan, 8.37%, Maturing August 15, 2011	503,270
55,828	Term Loan, 8.37%, Maturing August 15, 2011	55,793
837,422	Term Loan, 8.37%, Maturing August 15, 2011	836,898
Rubicon GSA II, LLC
1,275,000	Term Loan, 8.10%, Maturing July 31, 2008	1,275,000
South Edge, LLC
328,125	Term Loan, 8.25%, Maturing October 31, 2007	323,408
421,875	Term Loan, 8.50%, Maturing October 31, 2009	415,811
Stile Acquisition Corp.
1,216,039	Term Loan, 7.38%, Maturing April 6, 2013	1,194,046
Stile U.S. Acquisition Corp.
1,218,111	Term Loan, 7.38%, Maturing April 6, 2013	1,196,080
TE / Tousa Senior, LLC
575,000	Term Loan, 0.00%, Maturing August 1, 2008	473,964
Tousa/Kolter, LLC
1,110,000	Term Loan, 7.62%, Maturing January 7, 2008(3)	1,111,387
TRU 2005 RE Holding Co.
2,200,000	Term Loan, 8.35%, Maturing December 9, 2008	2,211,000
Trustreet Properties, Inc.
790,000	Term Loan, 7.35%, Maturing April 8, 2010	791,975
United Subcontractors, Inc.
450,000	Term Loan, 12.86%, Maturing June 27, 2013	436,500
		$26,898,562

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services — 9.4%
Acco Brands Corp.
$276,500	Term Loan, 7.10%, Maturing August 17, 2012	$277,537
Activant Solutions, Inc.
382,615	Term Loan, 7.38%, Maturing May1, 2013	379,985
Acxiom Corp.
798,000	Term Loan, 7.10%, Maturing September 15, 2012	802,489
Affiliated Computer Services
445,500	Term Loan, 7.35%, Maturing March 20, 2013	447,387
1,169,125	Term Loan, 7.36%, Maturing March 20, 2013	1,173,801
Affinion Group, Inc.
1,097,384	Term Loan, 8.12%, Maturing October 17, 2012	1,103,556
Allied Security Holdings, LLC
693,636	Term Loan, 8.37%, Maturing June 30, 2010	698,839
DynCorp International, LLC
645,175	Term Loan, 7.66%, Maturing February 11, 2011	649,476
Education Management, LLC
1,097,875	Term Loan, 7.88%, Maturing June 1, 2013	1,106,658
Gate Gourmet Borrower, LLC
690,276	Term Loan, 8.10%, Maturing March 9, 2012	698,904
100,000	Term Loan, 8.11%, Maturing March 9, 2012	98,500
Info USA, Inc.
321,750	Term Loan, 7.12%, Maturing February 14, 2012	321,348
Iron Mountain, Inc.
3,939,383	Term Loan, 7.13%, Maturing April 2, 2011	3,949,232
Language Line, Inc.
449,919	Term Loan, 8.63%, Maturing June 11, 2011	453,786
Mitchell International, Inc.
347,846	Term Loan, 7.37%, Maturing August 15, 2011	349,367
N.E.W. Holdings I, LLC
415,000	Term Loan, 12.37%, Maturing February 8, 2014	419,150
262,910	Term Loan, 8.12%, Maturing August 8, 2014	264,225
Nielsen Finance, LLC
3,725,000	Term Loan, 8.13%, Maturing August 9, 2013	3,755,523
Protection One, Inc.
1,236,986	Term Loan, 7.86%, Maturing March 31, 2012	1,241,625
Quantum Corp.
243,056	Term Loan, 9.44%, Maturing August 22, 2012	243,359
250,000	Term Loan, 13.69%, Maturing August 22, 2013	249,062
Quintiles Transnational Corp.
900,000	Term Loan, 9.36%, Maturing March 31, 2014	913,640
Serena Software, Inc.
304,688	Term Loan, 7.62%, Maturing March 10, 2013	305,068
SunGard Data Systems, Inc.
6,919,625	Term Loan, 7.88%, Maturing February 11, 2013	6,994,495

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
TDS Investor Corp.
$1,476,314	Term Loan, 8.36%, Maturing August 23, 2013	$1,481,735
144,986	Term Loan, 8.36%, Maturing August 23, 2013	145,518
Transaction Network Services, Inc.
419,412	Term Loan, 7.35%, Maturing May 4, 2012	419,412
Western Inventory Services
478,763	Term Loan, 7.85%, Maturing March 31, 2011	481,157
Williams Scotsman, Inc.
500,000	Term Loan, 6.85%, Maturing June 27, 2010	499,375
		$29,924,209
Cable and Satellite Television — 7.9%
Atlantic Broadband Finance, LLC
$1,482,980	Term Loan, 8.10%, Maturing February 10, 2011	$1,506,460
Bragg Communications, Inc.
547,444	Term Loan, 7.12%, Maturing August 31, 2011	548,129
Bresnan Broadband Holdings, LLC
650,000	Term Loan, 9.87%, Maturing March 29, 2014	665,437
Cequel Communications, LLC
875,000	Term Loan, 9.88%, Maturing May 5, 2014	878,099
1,637,599	Term Loan, 11.37%, Maturing May 5, 2014	1,640,669
Charter Communications Operating, LLC
7,109,362	Term Loan, 8.01%, Maturing April 28, 2013	7,164,012
CSC Holdings, Inc.
1,592,000	Term Loan, 7.12%, Maturing March 29, 2013	1,594,289
Insight Midwest Holdings, LLC
2,875,000	Term Loan, 7.61%, Maturing April 6, 2014	2,896,563
Mediacom Broadband Group
835,189	Term Loan, 7.17%, Maturing January 31, 2015	832,774
Mediacom Illinois, LLC
1,975,000	Term Loan, 7.17%, Maturing January 31, 2015	1,973,941
NTL Investment Holdings, Ltd.
1,355,140	Term Loan, 7.36%, Maturing March 30, 2012	1,362,198
Persona Communications Corp.
191,556	Term Loan, 0.00%, Maturing October 12, 2013(3)	192,753
308,444	Term Loan, 8.12%, Maturing October 12, 2013	310,372
500,000	Term Loan, 11.36%, Maturing April 12, 2014	503,125
UGS Corp.
1,313,015	Term Loan, 7.13%, Maturing March 31, 2012	1,313,288
UPC Broadband Holding B.V.
890,000	Term Loan, 7.64%, Maturing March 31, 2013	891,891
890,000	Term Loan, 7.64%, Maturing December 31, 2013	891,891
		$25,165,891

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics — 10.0%
Basell Af S.A.R.L.
$208,333	Term Loan, 7.60%, Maturing August 1, 2013	$210,937
41,667	Term Loan, 7.60%, Maturing August 1, 2013	42,187
208,333	Term Loan, 8.35%, Maturing August 1, 2014	210,937
41,667	Term Loan, 8.35%, Maturing August 1, 2014	42,187
Brenntag Holding GmbH and Co. KG
196,364	Term Loan, 8.08%, Maturing December 23, 2013	198,021
803,636	Term Loan, 8.08%, Maturing December 23, 2013	812,175
600,000	Term Loan, 12.08%, Maturing December 23, 2015	614,063
Celanese Holdings, LLC
2,433,532	Term Loan, 7.11%, Maturing June 4, 2011	2,443,100
Gentek, Inc.
293,624	Term Loan, 7.36%, Maturing February 25, 2011	294,863
359,926	Term Loan, 9.62%, Maturing February 28, 2012	363,435
Georgia Gulf Corp.
648,375	Term Loan, 7.35%, Maturing October 3, 2013	652,427
Hercules, Inc.
468,750	Term Loan, 6.87%, Maturing October 8, 2010	469,277
Hexion Specialty Chemicals, Inc.
2,007,737	Term Loan, 7.88%, Maturing May 5, 2013	2,007,599
435,045	Term Loan, 7.88%, Maturing May 5, 2013	435,015
Huntsman International, LLC
2,411,589	Term Loan, 7.10%, Maturing August 16, 2012	2,415,944
Ineos Group
1,361,250	Term Loan, 7.61%, Maturing December 14, 2013	1,376,422
1,361,250	Term Loan, 8.11%, Maturing December 14, 2014	1,376,422
Innophos, Inc.
345,409	Term Loan, 7.60%, Maturing August 10, 2010	346,776
Invista B.V.
1,410,769	Term Loan, 6.88%, Maturing April 29, 2011	1,409,006
747,806	Term Loan, 6.88%, Maturing April 29, 2011	746,872
ISP Chemo, Inc.
1,166,188	Term Loan, 7.41%, Maturing February 16, 2013	1,169,285
Kranton Polymers, LLC
1,449,408	Term Loan, 7.38%, Maturing May 12, 2013	1,453,938
Lucite International Group
116,794	Term Loan, 0.00%, Maturing July 7, 2013(3)	117,781
331,540	Term Loan, 8.10%, Maturing July 7, 2013	334,342
Lyondell Chemical Co.
2,094,750	Term Loan, 7.12%, Maturing August 16, 2013	2,106,533
Momentive Performance Material
650,000	Term Loan, 7.63%, Maturing December 4, 2013	651,760
Mosaic Co.
758,450	Term Loan, 7.11%, Maturing December 21, 2012	765,324

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Nalco Co.
$2,805,808	Term Loan, 7.18%, Maturing November 4, 2010	$2,819,517
PQ Corp.
260,363	Term Loan, 7.37%, Maturing February 10, 2012	261,556
Professional Paint, Inc.
398,000	Term Loan, 7.63%, Maturing May 31, 2012	398,746
Rockwood Specialties Group, Inc.
2,299,975	Term Loan, 7.38%, Maturing December 10, 2012	2,313,487
Solo Cup Co.
1,332,875	Term Loan, 8.87%, Maturing February 27, 2011	1,343,600
300,000	Term Loan, 11.62%, Maturing March 31, 2012	307,312
Solutia, Inc.
400,000	DIP Loan, 8.96%, Maturing March 31, 2007	401,500
Wellman, Inc.
900,000	Term Loan, 9.37%, Maturing February 10, 2009	890,719
		$31,803,065
Clothing / Textiles — 1.0%
Hanesbrands, Inc.
$926,071	Term Loan, 7.68%, Maturing September 5, 2013	$935,969
450,000	Term Loan, 9.19%, Maturing March 5, 2014	462,897
Propex Fabrics, Inc.
482,962	Term Loan, 7.63%, Maturing July 31, 2012	482,962
St. John Knits International, Inc.
706,973	Term Loan, 9.35%, Maturing March 23, 2012	703,438
The William Carter Co.
742,752	Term Loan, 6.87%, Maturing July 14, 2012	742,287
		$3,327,553
Conglomerates — 3.3%
Amsted Industries, Inc.
$937,156	Term Loan, 7.37%, Maturing October 15, 2010	$937,741
Blount, Inc.
343,886	Term Loan, 7.11%, Maturing August 9, 2010	344,603
Bushnell Performance Optics
493,902	Term Loan, 8.37%, Maturing August 19, 2011	497,401
Euramax International, Inc.
327,412	Term Loan, 8.13%, Maturing June 28, 2012	326,921
334,211	Term Loan, 12.37%, Maturing June 28, 2013	324,393
165,789	Term Loan, 12.37%, Maturing June 28, 2013	160,919
Goodman Global Holdings, Inc.
568,982	Term Loan, 7.13%, Maturing December 23, 2011	568,982

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Conglomerates (continued)
Jarden Corp.
$999,417	Term Loan, 7.11%, Maturing January 24, 2012	$999,542
1,419,058	Term Loan, 7.36%, Maturing January 24, 2012	1,422,827
Johnson Diversey, Inc.
882,296	Term Loan, 7.87%, Maturing December 16, 2011	890,430
Polymer Group, Inc.
1,386,000	Term Loan, 7.61%, Maturing November 22, 2012	1,389,465
Rexnord Corp.
701,230	Term Loan, 7.88%, Maturing July 19, 2013	703,713
RGIS Holdings, LLC
618,796	Term Loan, 7.86%, Maturing February 15, 2013	618,603
US Investigations Services, Inc.
1,111,778	Term Loan, 7.87%, Maturing October 14, 2012	1,117,337
296,721	Term Loan, 7.87%, Maturing October 14, 2013	298,081
		$10,600,958
Containers and Glass Products — 5.7%
Berry Plastics Corp.
$1,396,500	Term Loan, 7.12%, Maturing September 20, 2013	$1,401,301
Bluegrass Container Co.
206,755	Term Loan, 7.61%, Maturing June 30, 2013	209,365
690,995	Term Loan, 7.61%, Maturing June 30, 2013	698,337
492,424	Term Loan, 10.35%, Maturing December 30, 2013	497,656
157,576	Term Loan, 10.35%, Maturing December 30, 2013	159,565
Consolidated Container Holding, LLC
633,750	Term Loan, 8.63%, Maturing December 15, 2008	636,919
Crown Americas, LLC
346,500	Term Loan, 7.12%, Maturing November 15, 2012	347,475
Graham Packaging Holdings Co.
198,481	Term Loan, 7.69%, Maturing October 7, 2011	199,899
2,254,000	Term Loan, 7.73%, Maturing October 7, 2011	2,270,100
714,286	Term Loan, 9.63%, Maturing April 7, 2012	721,518
Graphic Packaging International, Inc.
4,612,554	Term Loan, 7.89%, Maturing August 8, 2010	4,671,858
IPG (US), Inc.
362,600	Term Loan, 8.07%, Maturing July 28, 2011	362,600
JSG Acquisitions
990,000	Term Loan, 7.75%, Maturing December 31, 2013	998,972
990,000	Term Loan, 8.25%, Maturing December 13, 2014	1,003,922
Kranson Industries, Inc.
448,875	Term Loan, 8.11%, Maturing July 31, 2013	451,400
Owens-Brockway Glass Container
855,313	Term Loan, 6.85%, Maturing June 14, 2013	856,595

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Smurfit-Stone Container Corp.
$315,687	Term Loan, 2.10%, Maturing November 1, 2011	$318,019
346,500	Term Loan, 7.63%, Maturing November 1, 2011	348,862
1,268,466	Term Loan, 7.63%, Maturing November 1, 2011	1,277,835
787,882	Term Loan, 7.63%, Maturing November 1, 2011	793,254
		$18,225,452
Cosmetics / Toiletries — 0.3%
Prestige Brands, Inc.
$875,250	Term Loan, 7.71%, Maturing April 7, 2011	$879,808
		$879,808
Drugs — 1.0%
Patheon, Inc.
$955,164	Term Loan, 9.61%, Maturing December 14, 2011	$946,210
Warner Chilcott Corp.
472,021	Term Loan, 7.61%, Maturing January 18, 2012	474,803
20,779	Term Loan, 7.61%, Maturing January 18, 2012	20,878
1,719,256	Term Loan, 7.62%, Maturing January 18, 2012	1,729,387
		$3,171,278
Ecological Services and Equipment — 1.8%
Allied Waste Industries, Inc.
$838,113	Term Loan, 5.33%, Maturing January 15, 2012	$840,950
1,889,841	Term Loan, 7.16%, Maturing January 15, 2012	1,894,650
Duratek, Inc.
313,345	Term Loan, 7.63%, Maturing June 7, 2013	315,597
Energysolutions, LLC
33,019	Term Loan, 7.60%, Maturing June 7, 2013	33,256
691,970	Term Loan, 7.63%, Maturing June 7, 2013	696,944
Environmental Systems, Inc.
768,703	Term Loan, 8.87%, Maturing December 12, 2008	772,546
IESI Corp.
441,176	Term Loan, 7.12%, Maturing January 20, 2012	441,866
Sensus Metering Systems, Inc.
718,634	Term Loan, 7.44%, Maturing December 17, 2010	716,837
95,456	Term Loan, 7.49%, Maturing December 17, 2010	95,217
		$5,807,863
Electronics / Electrical — 6.6%
Advanced Micro Devices, Inc.
$1,307,579	Term Loan, 7.62%, Maturing December 31, 2013	$1,315,588

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
AMI Semiconductor, Inc.
$839,014	Term Loan, 6.85%, Maturing April 1, 2012	$836,392
Aspect Software, Inc.
1,097,250	Term Loan, 8.38%, Maturing July 11, 2011	1,099,079
950,000	Term Loan, 12.38%, Maturing July 11, 2013	953,959
Communications & Power, Inc.
185,185	Term Loan, 7.60%, Maturing July 23, 2010	185,995
Enersys Capital, Inc.
975,000	Term Loan, 7.42%, Maturing March 17, 2011	981,094
FCI International S.A.S.
110,363	Term Loan, 8.33%, Maturing November 1, 2013	111,881
114,637	Term Loan, 8.33%, Maturing November 1, 2013	115,210
114,637	Term Loan, 8.83%, Maturing November 1, 2013	115,783
110,363	Term Loan, 8.83%, Maturing November 1, 2013	111,881
Freescale Semiconductor, Inc.
2,325,000	Term Loan, 7.37%, Maturing December 1, 2013	2,339,220
Infor Enterprise Solutions
1,425,712	Term Loan, 9.12%, Maturing July 28, 2012	1,440,861
743,850	Term Loan, 9.12%, Maturing July 28, 2012	753,613
Network Solutions, LLC
495,000	Term Loan, 10.36%, Maturing January 9, 2012	501,187
Open Solutions, Inc.
550,000	Term Loan, 11.87%, Maturing March 3, 2012	563,750
Rayovac Corp.
2,705,562	Term Loan, 8.62%, Maturing February 7, 2012	2,717,883
Rexel S.A.
750,000	Term Loan, 7.61%, Maturing March 16, 2013	753,281
Sanmina-SCI Corp.
500,000	Term Loan, 7.88%, Maturing January 31, 2008	502,000
Security Co., Inc.
487,516	Term Loan, 10.25%, Maturing June 28, 2010	489,954
500,000	Term Loan, 11.25%, Maturing June 28, 2011	505,000
Sensata Technologies Finance Co.
422,875	Term Loan, 7.13%, Maturing April 27, 2013	420,595
SS&C Technologies, Inc.
64,678	Term Loan, 7.85%, Maturing November 23, 2012	65,176
912,442	Term Loan, 7.86%, Maturing November 23, 2012	919,475
Telcordia Technologies, Inc.
1,536,600	Term Loan, 8.12%, Maturing September 15, 2012	1,512,830
TTM Technologies, Inc.
375,000	Term Loan, 8.51%, Maturing October 27, 2012	376,875
Verifone, Inc.
825,000	Term Loan, 7.12%, Maturing October 31, 2013	827,449
Vertafore, Inc.
450,000	Term Loan, 11.40%, Maturing January 31, 2013	457,125
		$20,973,136

Principal Amount	Borrower/Tranche Description	Value
Equipment Leasing — 1.6%
Awas Capital, Inc.
$1,354,043	Term Loan, 11.38%, Maturing March 22, 2013	$1,374,354
Maxim Crane Works, L.P.
550,928	Term Loan, 7.36%, Maturing January 28, 2010	552,994
The Hertz Corp.
216,667	Term Loan, 5.37%, Maturing December 21, 2012	218,385
1,721,447	Term Loan, 7.36%, Maturing December 21, 2012	1,735,098
Rental Service Corp.
600,000	Term Loan, 8.86%, Maturing November 30, 2013	606,281
United Rentals, Inc.
166,667	Term Loan, 6.00%, Maturing February 14, 2011	167,656
368,056	Term Loan, 7.35%, Maturing February 14, 2011	370,241
		$5,025,009
Farming / Agriculture — 0.4%
Central Garden & Pet Co.
$1,116,563	Term Loan, 6.85%, Maturing February 28, 2014	$1,117,726
		$1,117,726
Financial Intermediaries — 3.7%
AIMCO Properties, L.P.
$3,050,000	Term Loan, 6.91%, Maturing March 23, 2011	$3,059,531
Citgo III, Ltd.
150,000	Term Loan, 8.11%, Maturing August 3, 2013	151,219
150,000	Term Loan, 8.61%, Maturing August 3, 2014	151,781
Coinstar, Inc.
280,427	Term Loan, 7.37%, Maturing July 7, 2011	282,180
Elster Group GmbH (Ruhrgas)
233,632	Term Loan, 7.86%, Maturing June 12, 2013	236,114
233,632	Term Loan, 8.36%, Maturing June 12, 2014	237,282
Fidelity National Information Solutions, Inc.
3,157,250	Term Loan, 7.10%, Maturing March 9, 2013	3,160,922
Grosvenor Capital Management Holdings
300,000	Term Loan, 7.63%, Maturing December 5, 2013	301,687
IPayment, Inc.
496,250	Term Loan, 7.36%, Maturing May 10, 2013	495,320
LPL Holdings, Inc.
1,935,375	Term Loan, 8.11%, Maturing June 29, 2013	1,943,540
Oxford Acquisition III, Ltd.
1,000,000	Term loan, 7.75%, Maturing September 27, 2013	1,008,125
The Macerich Partnership, L.P.
650,000	Term Loan, 6.88%, Maturing April 25, 2010	650,677
		$11,678,378

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Products — 2.5%
Acosta, Inc.
$1,147,125	Term Loan, 8.10%, Maturing July 28, 2013	$1,159,075
Chiquita Brands, LLC
364,450	Term Loan, 8.38%, Maturing June 28, 2012	369,006
Dole Food Company, Inc.
88,372	Term Loan, 5.24%, Maturing April 12, 2013	87,838
657,820	Term Loan, 7.46%, Maturing April 12, 2013	653,845
197,346	Term Loan, 7.55%, Maturing April 12, 2013	196,154
Michael Foods, Inc.
1,071,938	Term Loan, 7.35%, Maturing November 21, 2010	1,074,840
Pinnacle Foods Holdings Corp.
2,774,973	Term Loan, 7.37%, Maturing November 25, 2010	2,784,338
QCE Finance, LLC
500,000	Term Loan, 11.11%, Maturing November 5, 2013	508,500
Reddy Ice Group, Inc.
1,055,000	Term Loan, 7.12%, Maturing August 9, 2012	1,056,319
		$7,889,915
Food Service — 2.7%
AFC Enterprises, Inc.
$232,324	Term Loan, 7.38%, Maturing May 23, 2009	$233,196
Buffets, Inc.
99,167	Term Loan, 5.27%, Maturing May 1, 2013	99,724
750,833	Term Loan, 8.36%, Maturing November 1, 2013	755,057
Burger King Corp.
1,021,630	Term Loan, 6.88%, Maturing June 30, 2012	1,022,411
Carrols Corp.
427,855	Term Loan, 7.88%, Maturing December 31, 2010	429,619
CBRL Group, Inc.
957,862	Term Loan, 6.87%, Maturing April 27, 2013	957,862
CKE Restaurants, Inc.
136,957	Term Loan, 7.38%, Maturing May 1, 2010	137,556
Denny's, Inc.
70,000	Term Loan, 7.60%, Maturing March 31, 2012	70,612
429,793	Term Loan, 7.60%, Maturing March 31, 2012	433,553
Domino's, Inc.
3,014,213	Term Loan, 6.88%, Maturing June 25, 2010	3,016,097
Maine Beverage Co., LLC
412,946	Term Loan, 7.12%, Maturing June 30, 2010	411,914
NPC International, Inc.
208,333	Term Loan, 7.12%, Maturing May 3, 2013	208,073
Nutro Products, Inc.
272,938	Term Loan, 7.36%, Maturing April 26, 2013	273,620

Principal Amount	Borrower/Tranche Description	Value
Food Service (continued)
Sagittarius Restaurants, LLC
$198,500	Term Loan, 7.62%, Maturing March 29, 2013	$198,872
Weightwatchers.com, Inc.
500,000	Term Loan, 10.36%, Maturing June 16, 2011	503,125
		$8,751,291
Food / Drug Retailers — 2.1%
General Nutrition Centers, Inc.
$479,292	Term Loan, 8.10%, Maturing December 5, 2009	$481,839
Giant Eagle, Inc.
990,000	Term Loan, 6.87%, Maturing November 7, 2012	992,166
Roundy's Supermarkets, Inc.
1,831,500	Term Loan, 8.37%, Maturing November 3, 2011	1,850,273
Supervalu, Inc.
794,000	Term Loan, 7.10%, Maturing June 1, 2012	796,620
The Jean Coutu Group (PJC), Inc.
2,180,620	Term Loan, 7.94%, Maturing July 30, 2011	2,187,532
The Pantry, Inc.
445,500	Term Loan, 7.10%, Maturing January 2, 2012	446,892
		$6,755,322
Forest Products — 2.6%
Boise Cascade Holdings, LLC
$1,275,787	Term Loan, 7.13%, Maturing October 29, 2011	$1,282,644
Buckeye Technologies, Inc.
118,073	Term Loan, 7.41%, Maturing April 15, 2010	118,196
Georgia-Pacific Corp.
4,702,500	Term Loan, 7.36%, Maturing December 20, 2012	4,729,930
NewPage Corp.
803,655	Term Loan, 8.45%, Maturing May 2, 2011	809,682
Xerium Technologies, Inc.
1,346,335	Term Loan, 7.86%, Maturing May 18, 2012	1,344,652
		$8,285,104
Healthcare — 11.8%
Accellent, Inc.
$930,600	Term Loan, 7.37%, Maturing November 22, 2012	$930,600
Alliance Imaging, Inc.
1,133,952	Term Loan, 7.92%, Maturing December 29, 2011	1,139,764
American Medical Systems
922,688	Term Loan, 7.81%, Maturing July 20, 2012	923,841
American Safety Razor Co.
400,000	Term Loan, 11.72%, Maturing July 31, 2014	406,000

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Ameripath, Inc.
$992,500	Term Loan, 7.36%, Maturing October 31, 2012	$993,741
AMN Healthcare, Inc.
219,293	Term Loan, 7.11%, Maturing November 2, 2011	220,116
AMR HoldCo, Inc.
579,122	Term Loan, 7.38%, Maturing February 10, 2012	580,569
Carl Zeiss Topco GMBH
196,667	Term Loan, 8.12%, Maturing February 28, 2013	198,431
393,333	Term Loan, 8.62%, Maturing February 28, 2014	398,827
375,000	Term Loan, 10.87%, Maturing August 31, 2014	380,297
Community Health Systems, Inc.
3,361,378	Term Loan, 7.12%, Maturing August 19, 2011	3,368,467
Concentra Operating Corp.
1,129,220	Term Loan, 7.62%, Maturing September 30, 2011	1,133,454
Conmed Corp.
457,722	Term Loan, 7.41%, Maturing April 13, 2013	458,008
CRC Health Corp.
248,128	Term Loan, 7.86%, Maturing February 6, 2013	249,369
Davita, Inc.
3,352,209	Term Loan, 7.42%, Maturing October 5, 2012	3,375,256
DJ Orthopedics, LLC
233,750	Term Loan, 6.88%, Maturing April 7, 2013	233,458
Emdeon Business Services, LLC
950,000	Term Loan, 7.87%, Maturing November 16, 2013	953,562
Encore Medical Finance, LLC
573,563	Term Loan, 7.87%, Maturing November 3, 2013	575,444
FGX International, Inc.
300,000	Term Loan, 9.36%, Maturing December 12, 2012	299,250
FHC Health Systems, Inc.
148,381	Term Loan, 12.12%, Maturing December 18, 2009	152,832
103,867	Term Loan, 14.12%, Maturing December 18, 2009	106,983
750,000	Term Loan, 15.12%, Maturing February 7, 2011	772,500
Fresenius Medical Care Holdings
2,009,813	Term Loan, 6.74%, Maturing March 31, 2013	2,001,858
Hanger Orthopedic Group, Inc.
398,003	Term Loan, 7.87%, Maturing May 30, 2013	400,079
HCA, Inc.
3,650,000	Term Loan, 8.11%, Maturing November 18, 2013	3,694,661
HealthSouth Corp.
1,144,250	Term Loan, 8.62%, Maturing March 10, 2013	1,153,388
Kinetic Concepts, Inc.
145,306	Term Loan, 7.12%, Maturing October 3, 2009	145,670
La Petite Academy, Inc.
384,038	Term Loan, 10.25%, Maturing August 21, 2012	384,518

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Leiner Health Products, Inc.
$521,625	Term Loan, 8.88%, Maturing May 27, 2011	$524,668
Lifecare Holdings, Inc.
445,500	Term Loan, 7.60%, Maturing August 11, 2012	419,420
Lifepoint Hospitals, Inc.
2,114,263	Term Loan, 6.98%, Maturing April 15, 2012	2,108,847
Magellan Health Services, Inc.
457,958	Term Loan, 5.23%, Maturing August 15, 2008	459,103
343,468	Term Loan, 7.11%, Maturing August 15, 2008	344,327
Matria Healthcare, Inc.
108,897	Term Loan, 7.37%, Maturing January 19, 2012	109,170
Medcath Holdings Corp.
99,857	Term Loan, 7.86%, Maturing July 2, 2011	99,951
Multiplan Merger Corp.
277,059	Term Loan, 7.85%, Maturing April 12, 2013	276,886
Multiplan, Inc.
389,444	Term Loan, 7.85%, Maturing April 12, 2013	389,201
National Mentor Holdings, Inc.
33,600	Term Loan, 5.32%, Maturing June 29, 2013	33,789
563,568	Term Loan, 7.87%, Maturing June 29, 2013	566,738
National Rental Institutes, Inc.
472,625	Term Loan, 7.63%, Maturing March 31, 2013	472,625
PER-SE Technologies, Inc.
531,034	Term Loan, 9.50%, Maturing January 6, 2013	531,947
Radnet Management, Inc.
300,000	Term Loan, 8.85%, Maturing November 15, 2012	300,750
350,000	Term Loan, 12.85%, Maturing November 15, 2013	351,750
Renal Advantage, Inc.
198,061	Term Loan, 7.86%, Maturing October 5, 2012	199,547
Select Medical Holding Corp.
1,255,156	Term Loan, 7.11%, Maturing February 24, 2012	1,234,603
Sheridan Healthcare, Inc.
498,750	Term Loan, 8.37%, Maturing November 9, 2011	501,867
Sunrise Medical Holdings, Inc.
323,505	Term Loan, 8.88%, Maturing May 13, 2010	322,696
Talecris Biotherapeutics, Inc.
450,000	Term Loan, 13.50%, Maturing December 6, 2014	451,687
Vanguard Health Holding Co., LLC
1,629,503	Term Loan, 7.61%, Maturing September 23, 2011	1,634,595
VWR International, Inc.
828,658	Term Loan, 7.63%, Maturing April 7, 2011	831,507
		$37,796,617

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Home Furnishings — 1.4%
Interline Brands, Inc.
$369,674	Term Loan, 7.12%, Maturing June 23, 2013	$370,367
534,272	Term Loan, 7.12%, Maturing June 23, 2013	535,273
Knoll, Inc.
963,030	Term Loan, 7.11%, Maturing October 3, 2012	969,049
National Bedding Co., LLC
350,000	Term Loan, 10.37%, Maturing August 31, 2012	353,062
Oreck Corp.
682,867	Term Loan, 8.12%, Maturing February 2, 2012	676,892
Simmons Co.
1,542,797	Term Loan, 7.12%, Maturing December 19, 2011	1,553,886
		$4,458,529
Industrial Equipment — 2.4%
Aearo Technologies, Inc.
$400,000	Term Loan, 11.86%, Maturing September 24, 2013	$406,000
Alliance Laundry Holdings, LLC
233,532	Term Loan, 7.63%, Maturing January 27, 2012	235,137
Colfax Corp.
590,498	Term Loan, 7.38%, Maturing May 30, 2009	594,557
Flowserve Corp.
1,079,225	Term Loan, 6.88%, Maturing August 10, 2012	1,079,563
Generac Acquisition Corp.
700,000	Term Loan, 7.82%, Maturing November 7, 2013	703,062
500,000	Term Loan, 11.32%, Maturing April 7, 2014	502,500
Gleason Corp.
328,788	Term Loan, 7.88%, Maturing June 30, 2013	331,151
300,000	Term Loan, 10.88%, Maturing December 31, 2013	303,375
Nacco Materials Handling Group, Inc.
349,125	Term Loan, 7.37%, Maturing March 22, 2013	348,470
PP Acquisition Corp.
1,578,840	Term Loan, 8.35%, Maturing November 12, 2011	1,590,682
Terex Corp.
398,000	Term Loan, 7.11%, Maturing July 13, 2013	399,492
TFS Acquisition Corp.
1,122,188	Term Loan, 8.92%, Maturing August 11, 2013	1,130,604
		$7,624,593
Insurance — 2.4%
Applied Systems, Inc.
$723,188	Term Loan, 8.17%, Maturing September 26, 2013	$727,482
ARG Holding, Inc.
450,000	Term Loan, 8.38%, Maturing November 30, 2011	452,391
650,000	Term Loan, 12.69%, Maturing November 30, 2012	656,500

Principal Amount	Borrower/Tranche Description	Value
Insurance (continued)
CCC Information Services Group, Inc.
$371,528	Term Loan, 7.87%, Maturing February 10, 2013	$373,153
Conseco, Inc.
1,496,250	Term Loan, 7.35%, Maturing October 10, 2013	1,502,796
Crawford and Company
714,286	Term Loan, 7.86%, Maturing October 31, 2013	717,857
Hilb, Rogal & Hobbs Co.
1,364,688	Term Loan, 6.86%, Maturing April 26, 2013	1,362,982
U.S.I. Holdings Corp.
150,000	Term Loan, 7.63%, Maturing March 24, 2011	150,188
1,695,530	Term Loan, 7.69%, Maturing March 24, 2011	1,697,649
		$7,640,998
Leisure Goods / Activities / Movies — 8.6%
24 Hour Fitness Worldwide, Inc.
$893,250	Term Loan, 7.87%, Maturing June 8, 2012	$901,066
Alliance Atlantis Communications, Inc.
333,068	Term Loan, 6.86%, Maturing December 31, 2011	333,137
AMC Entertainment, Inc.
992,500	Term Loan, 7.48%, Maturing January 26, 2013	999,944
AMF Bowling Worldwide, Inc.
210,191	Term Loan, 8.41%, Maturing August 27, 2009	211,636
Bombardier Recreational Product
1,075,000	Term Loan, 7.88%, Maturing June 28, 2013	1,076,008
Cedar Fair, L.P.
1,641,750	Term Loan, 7.85%, Maturing August 30, 2012	1,660,014
Cinemark, Inc.
1,995,000	Term Loan, 7.38%, Maturing October 5, 2013	2,007,331
Deluxe Entertainment Services
441,553	Term Loan, 8.36%, Maturing January 28, 2011	444,129
Easton-Bell Sports, Inc.
297,750	Term Loan, 7.10%, Maturing March 16, 2012	297,874
Fender Musical Instruments Co.
450,019	Term Loan, 8.13%, Maturing March 30, 2012	452,832
375,000	Term Loan, 11.38%, Maturing October 1, 2012	378,750
HEI Acquisition, LLC
325,000	Term Loan, 8.63%, Maturing December 31, 2011	324,188
Mega Blocks, Inc.
839,375	Term Loan, 7.19%, Maturing July 26, 2012	839,900
Metro-Goldwyn-Mayer Holdings, Inc.
5,349,575	Term Loan, 8.61%, Maturing April 8, 2012	5,306,110
Regal Cinemas Corp.
2,194,500	Term Loan, 7.11%, Maturing November 10, 2010	2,191,268
Revolution Studios Distribution Co., LLC
975,000	Term Loan, 9.10%, Maturing December 21, 2014	981,703
450,000	Term Loan, 12.35%, Maturing June 21, 2015	448,875

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Six Flags Theme Parks, Inc.
$750,000	Revolving Loan, 8.61%, Maturing June 30, 2008(3)	$746,094
2,207,017	Term Loan, 8.62%, Maturing June 30, 2009	2,235,121
Southwest Sports Group, LLC
600,000	Term Loan, 7.88%, Maturing December 22, 2010	600,188
Universal City Development Partners, Ltd.
934,709	Term Loan, 7.38%, Maturing June 9, 2011	938,798
WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	437,400
3,556,407	Term Loan, 7.37%, Maturing February 28, 2011	3,573,524
		$27,385,890
Lodging and Casinos — 4.0%
Ameristar Casinos, Inc.
$594,000	Term Loan, 6.85%, Maturing November 10, 2012	$594,743
Bally Technologies, Inc.
1,678,791	Term Loan, 8.83%, Maturing September 5, 2009	1,682,288
CCM Merger, Inc.
1,014,555	Term Loan, 7.36%, Maturing April 25, 2012	1,015,443
Columbia Entertainment Co.
529,018	Term Loan, 7.85%, Maturing October 24, 2011	530,671
Fairmont Hotels and Resorts, Inc.
281,373	Term Loan, 8.60%, Maturing May 12, 2011	283,835
Isle of Capri Casinos, Inc.
1,190,700	Term Loan, 7.18%, Maturing February 4, 2012	1,195,314
Penn National Gaming, Inc.
3,471,062	Term Loan, 7.13%, Maturing October 3, 2012	3,492,757
Pinnacle Entertainment, Inc.
400,000	Term Loan, 0.00%, Maturing December 14, 2011(3)	400,000
350,000	Term Loan, 7.35%, Maturing December 14, 2011	351,531
Venetian Casino Resort, LLC
2,031,035	Term Loan, 7.12%, Maturing June 15, 2011	2,041,093
418,770	Term Loan, 7.12%, Maturing June 15, 2011	420,844
VML US Finance, LLC
241,667	Term Loan, 0.00%, Maturing May 25, 2012(3)	241,912
483,333	Term Loan, 8.12%, Maturing May 25, 2013	487,140
		$12,737,571
Nonferrous Metals / Minerals — 2.5%
Almatis Holdings 5 BV
$175,000	Term Loan, 7.86%, Maturing December 21, 2013	$177,037
175,000	Term Loan, 8.36%, Maturing December 21, 2014	177,830

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals (continued)
Alpha Natural Resources, LLC
$470,250	Term Loan, 7.11%, Maturing October 26, 2012	$471,279
Carmeuse Lime, Inc.
298,041	Term Loan, 7.19%, Maturing May 2, 2011	298,414
Longyear Global Holdings, Inc.
53,347	Term Loan, 8.61%, Maturing October 6, 2012	53,736
57,451	Term Loan, 8.61%, Maturing October 6, 2012	57,870
537,577	Term Loan, 8.61%, Maturing October 6, 2012	541,497
Magnequench International, Inc.
646,188	Term Loan, 8.88%, Maturing August 31, 2009	648,611
Magnum Coal Co.
100,000	Term Loan, 8.60%, Maturing March 15, 2013	100,000
992,500	Term Loan, 8.62%, Maturing March 15, 2013	992,500
Murray Energy Corp.
736,875	Term Loan, 8.37%, Maturing January 28, 2010	744,244
Novelis, Inc.
378,508	Term Loan, 7.62%, Maturing January 6, 2012	379,868
656,262	Term Loan, 7.62%, Maturing January 6, 2012	658,620
Stillwater Mining Co.
709,732	Term Loan, 7.63%, Maturing June 30, 2007	711,506
Thompson Creek Metals Company
600,000	Term Loan, 10.13%, Maturing October 26, 2012	607,500
Tube City IMS Corp.
245,023	Term Loan, 8.10%, Maturing December 31, 2010	245,177
1,000,000	Term Loan, 11.35%, Maturing October 26, 2011	1,000,000
		$7,865,689
Oil and Gas — 3.2%
Concho Resources, Inc.
$1,172,063	Term Loan, 9.37%, Maturing July 6, 2011(2)	$1,164,210
El Paso Corp.
725,000	Term Loan, 5.33%, Maturing July 31, 2011	729,871
Epco Holdings, Inc.
421,915	Term Loan, 7.13%, Maturing August 18, 2008	422,904
607,696	Term Loan, 7.37%, Maturing August 18, 2010	611,874
Goldking Energy Corp.
550,000	Term Loan, 10.36%, Maturing December 20, 2011	547,938
Key Energy Services, Inc.
633,600	Term Loan, 7.86%, Maturing June 30, 2012	636,372
Niska Gas Storage
93,100	Term Loan, 7.10%, Maturing May 13, 2011	93,187
138,950	Term Loan, 7.14%, Maturing May 13, 2011	138,993
133,333	Term Loan, 7.20%, Maturing May 13, 2011	133,458
728,083	Term Loan, 7.15%, Maturing May 12, 2013	728,311

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Petroleum Geo-Services ASA
$365,437	Term Loan, 7.61%, Maturing December 16, 2012	$367,950
Primary Natural Resources, Inc.
992,500	Term Loan, 9.36%, Maturing July 28, 2010(2)	985,850
Targa Resources, Inc.
895,000	Term Loan, 7.60%, Maturing October 31, 2007	896,189
395,714	Term Loan, 7.62%, Maturing October 31, 2012	397,939
2,010,853	Term Loan, 7.62%, Maturing October 31, 2012	2,022,164
W&T Offshore, Inc.
325,000	Term Loan, 7.62%, Maturing May 26, 2010	326,896
		$10,204,106
Publishing — 6.9%
American Media Operations, Inc.
$2,000,000	Term Loan, 8.37%, Maturing January 31, 2013	$2,012,708
CBD Media, LLC
359,477	Term Loan, 7.73%, Maturing December 31, 2009	361,949
Dex Media East, LLC
1,426,001	Term Loan, 6.87%, Maturing May 8, 2009	1,424,624
Dex Media West, LLC
1,219,582	Term Loan, 6.87%, Maturing March 9, 2010	1,217,295
Gatehouse Media Operating, Inc.
881,053	Term Loan, 7.60%, Maturing June 6, 2013	883,623
Hanley-Wood, LLC
30,834	Term Loan, 7.61%, Maturing August 1, 2012	30,867
260,105	Term Loan, 7.62%, Maturing August 1, 2012	260,376
Idearc, Inc.
3,500,000	Term Loan, 7.35%, Maturing November 17, 2014	3,521,767
MediaNews Group, Inc.
522,375	Term Loan, 7.10%, Maturing August 2, 2013	522,919
Merrill Communications, LLC
686,228	Term Loan, 7.61%, Maturing February 9, 2009	688,694
500,000	Term Loan, 11.85%, Maturing November 15, 2013	500,000
Nebraska Book Co., Inc.
467,593	Term Loan, 7.88%, Maturing March 4, 2011	469,639
Philadelphia Newspapers, LLC
398,000	Term Loan, 8.12%, Maturing June 29, 2013	396,176
R.H. Donnelley Corp.
35,052	Term Loan, 6.63%, Maturing December 31, 2009	34,880
2,252,314	Term Loan, 6.87%, Maturing June 30, 2010	2,247,465
R.H. Donnelley Corp., Sr. Disc. Notes
676,458	Term Loan, 7.10%, Maturing September 30, 2011	678,361
SGS International, Inc.
396,000	Term Loan, 7.87%, Maturing December 30, 2011	397,980

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Source Media, Inc.
$604,363	Term Loan, 7.61%, Maturing November 8, 2011	$607,385
SP Newsprint Co.
969,921	Term Loan, 5.35%, Maturing January 9, 2010	974,771
Sun Media Corp.
2,168,614	Term Loan, 7.13%, Maturing February 7, 2009	2,173,585
Xsys US, Inc.
605,124	Term Loan, 7.87%, Maturing September 27, 2013	609,095
618,087	Term Loan, 8.37%, Maturing September 27, 2014	625,234
Yell Group, PLC
1,400,000	Term Loan, 7.35%, Maturing February 10, 2013	1,410,422
		$22,049,815
Radio and Television — 5.7%
ALM Media Holdings, Inc.
$814,180	Term Loan, 7.86%, Maturing March 4, 2010	$815,198
Block Communications, Inc.
445,500	Term Loan, 7.36%, Maturing December 22, 2011	446,335
CMP KC, LLC
491,844	Term Loan, 9.38%, Maturing May 5, 2013	492,459
CMP Susquehanna Corp.
730,179	Term Loan, 7.41%, Maturing May 5, 2013	732,369
Cumulus Media, Inc.
771,125	Term Loan, 7.33%, Maturing June 7, 2013	774,852
DirecTV Holdings, LLC
1,472,417	Term Loan, 6.85%, Maturing April 13, 2013	1,475,931
Emmis Operating Company
450,000	Term Loan, 7.35%, Maturing November 2, 2013	453,129
Entravision Communications Corp.
714,125	Term Loan, 6.87%, Maturing September 29, 2013	714,869
Gray Television, Inc.
693,000	Term Loan, 6.87%, Maturing November 22, 2015	692,629
HIT Entertainment, Inc.
792,000	Term Loan, 7.60%, Maturing March 20, 2012	798,188
Intelsat Subsuduary Holding Co.
525,000	Term Loan, 7.62%, Maturing July 3, 2013	529,463
Montecito Broadcast Group, LLC
346,500	Term Loan, 7.85%, Maturing January 27, 2013	348,558
NEP Supershooters, L.P.
805,642	Term Loan, 13.35%, Maturing August 3, 2011	817,727
Nexstar Broadcasting, Inc.
968,002	Term Loan, 7.11%, Maturing October 1, 2012	965,582
917,265	Term Loan, 7.11%, Maturing October 1, 2012	914,972

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
NextMedia Operating, Inc.
$153,824	Term Loan, 7.35%, Maturing November 15, 2012	$153,612
68,365	Term Loan, 7.35%, Maturing November 15, 2012	68,271
PanAmSat Corp.
1,325,000	Term Loan, 7.87%, Maturing January 3, 2014	1,339,998
Patriot Media and Communications CNJ, LLC
300,000	Term Loan, 10.50%, Maturing October 6, 2013	304,688
Paxson Communications Corp.
1,350,000	Term Loan, 8.62%, Maturing January 15, 2012	1,371,938
Raycom TV Broadcasting, LLC
1,509,163	Term Loan, 6.88%, Maturing August 28, 2013	1,500,674
SFX Entertainment
742,500	Term Loan, 8.11%, Maturing June 21, 2013	743,119
Spanish Broadcasting System, Inc.
989,924	Term Loan, 7.12%, Maturing June 10, 2012	989,512
Young Broadcasting, Inc.
877,884	Term Loan, 7.94%, Maturing November 3, 2012	877,199
		$18,321,272
Rail Industries — 0.7%
Kansas City Southern Railway Co.
$1,017,350	Term Loan, 7.11%, Maturing March 30, 2008	$1,019,046
Railamerica, Inc.
1,270,516	Term Loan, 7.38%, Maturing September 29, 2011	1,274,487
74,230	Term Loan, 7.38%, Maturing September 29, 2011	74,462
		$2,367,995
Retailers (Except Food and Drug) — 4.8%
Advantage Sales & Marketing, Inc.
$446,625	Term Loan, 7.43%, Maturing March 29, 2013	$445,419
American Achievement Corp.
237,239	Term Loan, 7.69%, Maturing March 25, 2011	239,068
Amscan Holdings, Inc.
769,188	Term Loan, 8.39%, Maturing December 23, 2012	775,918
Coinmach Laundry Corp.
2,987,895	Term Loan, 7.88%, Maturing December 19, 2012	3,017,308
Cumberland Farms, Inc.
847,875	Term Loan, 7.37%, Maturing September 29, 2013	852,114
Harbor Freight Tools USA, Inc.
845,880	Term Loan, 7.12%, Maturing July 15, 2010	845,775
Home Interiors & Gifts, Inc.
632,471	Term Loan, 10.41%, Maturing March 31, 2011	469,610
Josten's Corp.
1,993,023	Term Loan, 7.37%, Maturing October 4, 2011	2,005,065

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Mapco Express, Inc.
$291,499	Term Loan, 8.10%, Maturing April 28, 2011	$293,321
Mauser Werke GMBH & Co. KG
625,000	Term Loan, 8.10%, Maturing December 3, 2011	628,906
Neiman Marcus Group, Inc.
498,418	Term Loan, 7.60%, Maturing April 5, 2013	502,497
Oriental Trading Co., Inc.
450,000	Term Loan, 11.47%, Maturing January 31, 2013	451,125
895,500	Term Loan, 8.17%, Maturing July 31, 2013	899,138
Rent-A-Center, Inc.
598,496	Term Loan, 7.12%, Maturing November 15, 2012	599,712
Rover Acquisition Corp.
1,150,000	Term Loan, 8.10%, Maturing October 26, 2013	1,157,044
Savers, Inc.
182,741	Term Loan, 8.09%, Maturing August 11, 2012	183,997
217,259	Term Loan, 8.09%, Maturing August 11, 2012	218,753
Travelcenters of America, Inc.
1,643,400	Term Loan, 7.10%, Maturing November 30, 2008	1,644,684
		$15,229,454
Steel — 0.1%
Gibraltar Industries, Inc.
$242,315	Term Loan, 7.13%, Maturing December 8, 2010	$242,164
		$242,164
Surface Transport — 0.8%
Gainey Corp.
$422,875	Term Loan, 8.16%, Maturing April 20, 2012	$423,932
Horizon Lines, LLC
218,814	Term Loan, 7.62%, Maturing July 7, 2011	219,703
Oshkosh Truck Corp.
1,025,000	Term Loan, 7.35%, Maturing December 6, 2013	1,027,082
Ozburn-Hessey Holding Co., LLC
298,231	Term Loan, 8.78%, Maturing August 9, 2012	298,604
Sirva Worldwide, Inc.
781,820	Term Loan, 11.62%, Maturing December 1, 2010	712,434
		$2,681,755
Telecommunications — 5.3%
Alaska Communications Systems Holdings, Inc.
$530,000	Term Loan, 7.11%, Maturing February 1, 2012	$530,663

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Asurion Corp.
$691,135	Term Loan, 8.35%, Maturing July 13, 2012	$695,023
450,000	Term Loan, 11.60%, Maturing January 13, 2013	457,031
Cellular South, Inc.
341,250	Term Loan, 7.14%, Maturing May 4, 2011	341,570
Centennial Cellular Operating Co., LLC
1,833,333	Term Loan, 7.61%, Maturing February 9, 2011	1,848,994
Consolidated Communications, Inc.
2,244,965	Term Loan, 7.37%, Maturing July 27, 2015	2,248,474
Epicor Software Corp.
248,125	Term Loan, 7.83%, Maturing March 30, 2012	249,211
Fairpoint Communications, Inc.
1,130,000	Term Loan, 7.13%, Maturing February 8, 2012	1,130,530
Hawaiian Telcom Communications, Inc.
397,333	Term Loan, 7.62%, Maturing October 31, 2012	396,837
Iowa Telecommunications Services
334,000	Term Loan, 7.12%, Maturing November 23, 2011	334,865
IPC Acquisition Corp.
350,000	Term Loan, 7.86%, Maturing September 29, 2013	352,771
Madison River Capital, LLC
287,238	Term Loan, 7.62%, Maturing July 29, 2012	288,091
NTelos, Inc.
1,127,040	Term Loan, 7.60%, Maturing August 24, 2011	1,131,689
Stratos Global Corp.
575,000	Term Loan, 8.12%, Maturing February 13, 2012	576,138
Triton PCS, Inc.
1,553,954	Term Loan, 8.60%, Maturing November 18, 2009	1,566,257
West Corp.
1,325,000	Term Loan, 8.10%, Maturing October 24, 2013	1,327,071
Westcom Corp.
372,020	Term Loan, 8.04%, Maturing December 17, 2010	372,485
600,000	Term Loan, 12.54%, Maturing May 17, 2011	604,125
Windstream Corp.
2,275,000	Term Loan, 7.12%, Maturing July 17, 2013	2,290,996
Winstar Communications, Inc.
169,348	DIP Loan, 0.00%, Maturing June 30, 2007(4)	235,817
		$16,978,638
Utilities — 3.7%
Astoria Generating Co.
$625,000	Term Loan, 9.12%, Maturing August 23, 2013	$634,033
BRSP, LLC
1,025,000	Term Loan, 8.37%, Maturing July 13, 2009	1,030,125

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
Cellnet Technology, Inc.
$299,120	Term Loan, 8.37%, Maturing April 26, 2012	$299,868
Cogentrix Delaware Holdings, Inc.
280,116	Term Loan, 6.87%, Maturing April 14, 2012	280,495
Covanta Energy Corp.
528,130	Term Loan, 5.35%, Maturing June 24, 2012	533,411
377,513	Term Loan, 7.61%, Maturing May 27, 2013	381,288
227,500	Term Loan, 10.85%, Maturing June 24, 2013	232,903
La Paloma Generating Co., LLC
29,508	Term Loan, 7.10%, Maturing August 16, 2012	29,299
168,886	Term Loan, 7.11%, Maturing August 16, 2012	167,690
13,451	Term Loan, 7.11%, Maturing August 16, 2012	13,355
LSP General Finance Co., LLC
19,825	Term Loan, 7.11%, Maturing April 14, 2013	19,882
460,795	Term Loan, 7.11%, Maturing April 14, 2013	462,140
Mirant North America, LLC.
1,237,500	Term Loan, 7.10%, Maturing January 3, 2013	1,237,610
NRG Energy, Inc.
975,000	Term Loan, 7.36%, Maturing February 1, 2013	980,813
3,742,601	Term Loan, 7.36%, Maturing February 1, 2013	3,766,531
Pike Electric, Inc.
150,711	Term Loan, 6.88%, Maturing July 1, 2012	150,648
257,368	Term Loan, 6.88%, Maturing December 10, 2012	257,260
Vulcan Energy Corp.
1,270,284	Term Loan, 6.87%, Maturing July 23, 2010	1,270,284
		$11,747,635
Total Senior, Floating Rate Interests (identified cost $469,644,390)		$470,798,737
Corporate Bonds & Notes — 15.8%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.1%
Argo Tech Corp., Sr. Notes
$320	9.25%, 6/1/11	$347,200
DRS Technologies, Inc., Sr. Sub. Notes
40	7.625%, 2/1/18	41,400
		$388,600

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Air Transport — 0.0%
Continental Airlines
$110	7.033%, 6/15/11	$109,212
		$109,212
Automotive — 1.0%
Altra Industrial Motion, Inc.
$120	9.00%, 12/1/11	$123,000
Commercial Vehicle Group, Inc., Sr. Notes
55	8.00%, 7/1/13(5)	54,037
Ford Motor Credit Co.
110	6.625%, 6/16/08	109,962
385	7.375%, 10/28/09	386,062
185	7.875%, 6/15/10	186,675
Ford Motor Credit Co., Sr. Notes
10	9.875%, 8/10/11	10,705
Ford Motor Credit Co., Variable Rate
535	8.371%, 11/2/07	543,423
200	8.11%, 1/13/12	198,427
General Motors Acceptance Corp.
105	5.125%, 5/9/08	103,911
55	5.85%, 1/14/09	54,817
20	7.00%, 2/1/12	20,655
565	8.00%, 11/1/31	650,542
Goodyear Tire & Rubber Co.
95	9.14%, 12/1/09(5)	95,831
Goodyear Tire and Rubber Co., Sr. Notes
70	8.625%, 12/1/11(5)	72,625
Tenneco Automotive, Inc.
140	8.625%, 11/15/14	143,500
Tenneco Automotive, Inc., Series B
275	10.25%, 7/15/13	302,500
Titan International, Inc., Sr. Notes
75	8.00%, 1/15/12(5)	75,844
TRW Automotive, Inc., Sr. Sub. Notes
65	11.00%, 2/15/13	71,581
United Components, Inc., Sr. Sub. Notes
65	9.375%, 6/15/13	67,600
		$3,271,697
Broadcast Radio and Television — 0.1%
Advanstar Communications, Inc.
$415	10.75%, 8/15/10	$448,719
		$448,719

Principal Amount (000's omitted)	Security	Value
Brokers/Dealers/Investment Houses — 0.1%
Residential Capital Corp., Variable Rate
$265	7.204%, 4/17/09(5)	$266,464
		$266,464
Building and Development — 0.3%
General Cable Corp., Sr. Notes
$105	9.50%, 11/15/10	$111,825
Interface, Inc., Sr. Sub. Notes
20	9.50%, 2/1/14	21,100
Interline Brands, Inc., Sr. Sub. Notes
70	8.125%, 6/15/14	72,275
Mueller Group, Inc., Sr. Sub Notes
120	10.00%, 5/1/12	131,100
Mueller Holdings, Inc., Disc. Notes, (0.00% until 2009)
109	14.75%, 4/15/14	98,645
Nortek, Inc., Sr. Sub. Notes
440	8.50%, 9/1/14	433,400
Panolam Industries International, Sr. Sub. Notes
160	10.75%, 10/1/13(5)	169,200
Stanley-Martin Communities, LLC
40	9.75%, 8/15/15(5)	31,800
		$1,069,345
Business Equipment and Services — 0.4%
Activant Solutions, Inc., Sr. Sub. Notes
$55	9.50%, 5/1/16(5)	$51,425
Affinion Group, Inc.
55	10.125%, 10/15/13(5)	58,575
Affinion Group, Inc., Sr. Sub. Notes
70	11.50%, 10/15/15(5)	74,375
Education Management, LLC 144A, Sr. Notes
150	8.75%, 6/1/14(5)	156,000
Education Management, LLC 144A, Sr. Sub. Notes
205	10.25%, 6/1/16(5)	217,812
Hydrochem Industrial Services, Inc., Sr. Sub. Notes
50	9.25%, 2/15/13(5)	50,500
Lamar Media Corp., Series B
70	6.625%, 8/15/15	69,737
Muzak, LLC / Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	19,225
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
170	9.875%, 8/15/11	181,900
Sabre Holdings Corp.
225	7.35%, 8/1/11	217,679

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services (continued)
Safety Products Holdings, Inc.
$78	11.75%, 1/1/12(2)	$84,207
Sungard Data Systems, Inc.
145	9.125%, 8/15/13	152,975
Sungard Data Systems, Inc., Variable Rate
55	9.973%, 8/15/13	57,406
		$1,391,816
Cable and Satellite Television — 0.9%
Adelphia Communications, Sr. Notes, Series B
$270	9.25%, 10/1/32(4)	$247,050
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
220	9.87%, 4/1/09	233,200
CCH I, LLC/CCH I Capital Co.
160	11.00%, 10/1/15	165,000
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13(5)	412,281
CSC Holdings, Inc., Series B
70	8.125%, 8/15/09	72,887
CSC Holdings, Inc., Sr. Notes
10	8.125%, 7/15/09	10,412
CSC Holdings, Inc., Sr. Notes, Series B
20	7.625%, 4/1/11	20,475
Insight Communications, Sr. Disc. Notes
525	12.25%, 2/15/11	551,250
Kabel Deutschland GMBH
135	10.625%, 7/1/14	150,356
Mediacom Broadband Corp., LLC, Sr. Notes
130	8.50%, 10/15/15(5)	132,275
National Cable, PLC
75	8.75%, 4/15/14	78,844
UGS Corp.
660	10.00%, 6/1/12	722,700
		$2,796,730
Chemicals and Plastics — 0.7%
BCP Crystal Holdings Corp., Sr. Sub. Notes
$172	9.625%, 6/15/14	$190,920
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, (0.00% until 2009)
179	10.50%, 10/1/14	154,835
Equistar Chemical, Sr. Notes
170	10.625%, 5/1/11	181,900
Huntsman International, LLC, Sr. Notes
49	9.875%, 3/1/09	50,715

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics (continued)
Huntsman, LLC
$91	11.625%, 10/15/10	$99,872
Ineos Group
135	8.50%, 2/15/16(5)	129,600
Key Plastics, LLC
118	7.00%, 4/26/07(2)	118,465
85	18.32%, 4/26/07(2)	85,413
Lyondell Chemical Co., Sr. Notes
192	10.50%, 6/1/13	212,160
Mosaic Co., Sr. Notes
70	7.375%, 12/1/14(5)	72,187
70	7.625%, 12/1/16(5)	72,887
Nova Chemicals Corp., Sr. Notes, Variable Rate
105	8.502%, 11/15/13(5)	105,525
OM Group, Inc.
460	9.25%, 12/15/11	483,575
Reichhold Industries Inc., Sr. Notes
145	9.00%, 8/15/14(5)	142,825
		$2,100,879
Clothing / Textiles — 0.6%
Hanesbrands, Inc., Sr. Notes, Variable Rate
$215	8.735%, 12/15/14(5)	$219,837
Levi Strauss & Co., Sr. Notes
430	12.25%, 12/15/12	480,525
75	9.75%, 1/15/15	81,187
235	8.875%, 4/1/16	246,750
Levi Strauss & Co., Sr. Notes, Variable Rate
205	10.122%, 4/1/12	211,406
Oxford Industries, Inc., Sr. Notes
390	8.875%, 6/1/11	404,625
Perry Ellis International, Inc., Sr. Sub. Notes
175	8.875%, 9/15/13	175,875
Phillips Van-Heusen, Sr. Notes
40	7.25%, 2/15/11	41,000
100	8.125%, 5/1/13	105,500
		$1,966,705
Conglomerates — 0.2%
Amsted Industries, Inc., Sr. Notes
$500	10.25%, 10/15/11(5)	$537,500
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
107	8.36%, 6/15/12	108,872
		$646,372

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Containers and Glass Products — 0.2%
Berry Plastics Holding Corp.
$80	8.875%, 9/15/14(5)	$81,600
60	9.235%, 9/15/14(5)	61,050
Intertape Polymer US, Inc., Sr. Sub. Notes
175	8.50%, 8/1/14	158,812
Pliant Corp. (PIK)
207	11.85%, 6/15/09(2)	225,895
		$527,357
Ecological Services and Equipment — 0.2%
Aleris International, Inc., Sr. Notes
$115	9.00%, 12/15/14(5)	$116,150
Aleris International, Inc., Sr. Sub. Notes
260	10.00%, 12/15/16(5)	261,950
Waste Services, Inc., Sr. Sub. Notes
245	9.50%, 4/15/14	256,637
		$634,737
Electronics / Electrical — 0.3%
Avago Technologies Finance PTE, Sr. Notes
$75	10.125%, 12/1/13(5)	$80,437
CPI Holdco, Inc., Sr. Notes, Variable Rate
50	11.298%, 2/1/15	51,625
Freescale Semiconductor, Sr. Notes
115	8.875%, 12/15/14(5)	115,144
Freescale Semiconductor, Sr. Notes (PIK)
45	9.125%, 12/15/14(5)	44,944
NXP BV/ NXP Funding, LLC
425	8.118%, 10/15/13(5)	433,500
		$725,650
Equipment Leasing — 0.2%
The Hertz Corp., Sr. Notes
$290	8.875%, 1/1/14(5)	$305,225
Rental Service Corp.
45	9.50%, 12/1/14(5)	46,687
United Rentals North America, Inc.
265	6.50%, 2/15/12	263,012
		$614,924
Financial Intermediaries — 1.8%
Alzette, Variable Rate
$500	11.86%, 12/15/20(5)	$514,375

Principal Amount (000's omitted)	Security	Value
Financial Intermediaries (continued)
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
$380	7.32%, 2/24/19(5)	$382,297
Babson Ltd. Series 2005-1A, Class C1, Variable Rate
500	7.324%, 4/15/19(5)	508,003
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
500	7.424%, 1/15/19(5)	509,252
Carlyhe High Yield Partners, Series 2004-6A, Class C, Variable Rate
500	7.826%, 8/11/16(5)	508,381
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
500	10.85%, 3/8/17	527,933
Centurion CDO 9 Ltd., Series 2005 9A
500	9.35%, 7/17/19	518,497
Madison Park Funding Ltd., Series 2006-2A, Class D, Variable Rate
1,000	10.139%, 3/25/20(5)	1,042,484
Sonata Securities S.A., Series 2006-5
500	9.00%, 6/27/07	504,802
Sonata Securities S.A., Series 2006-6
500	9.00%, 6/27/07	504,762
		$5,520,786
Food Products — 0.5%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$275	11.50%, 11/1/11	$246,125
Pierre Foods, Inc., Sr. Sub. Notes
175	9.875%, 7/15/12	181,125
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
1,125	8.25%, 12/1/13	1,157,344
		$1,584,594
Food Service — 0.2%
Buffets, Inc.
$120	12.50%, 11/1/14(5)	121,500
El Pollo Loco, Inc.
195	11.75%, 11/15/13	212,550
NPC International, Inc.
190	9.50%, 5/1/14	195,700
Nutro Products, Inc., Sr. Notes, Variable Rate
40	9.40%, 10/15/13(5)	41,600
		$571,350
Food / Drug Retailers — 0.4%
General Nutrition Centers, Inc.
$50	8.625%, 1/15/11	$52,875

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Food / Drug Retailers (continued)
General Nutrition Centers, Inc., Sr. Sub. Notes
$50	8.50%, 12/1/10	$51,625
GNC Parent Corp.
245	12.14%, 12/1/11(5)	246,225
Rite Aid Corp.
145	7.125%, 1/15/07	145,181
535	6.125%, 12/15/08	530,319
150	8.125%, 5/1/10	153,938
		$1,180,163
Forest Products — 0.3%
Domtar, Inc.
$80	7.125%, 8/1/15	$78,800
Georgia Pacific Corp.
15	9.50%, 12/1/11	16,500
Jefferson Smurfit Corp.
40	7.50%, 6/1/13	37,800
JSG Funding PLC, Sr. Notes
355	9.625%, 10/1/12	378,075
NewPage Corp.
235	10.00%, 5/1/12	249,100
NewPage Corp., Variable Rate
80	11.621%, 5/1/12	86,800
Stone Container Corp.
205	7.375%, 7/15/14	191,675
		$1,038,750
Healthcare — 0.8%
Accellent, Inc.
$130	10.50%, 12/1/13(5)	$135,525
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15(5)	184,875
CDRV Investors, Inc., Sr. Disc. Notes
15	9.625%, 1/1/15	11,700
HCA, Inc.
25	8.75%, 9/1/10	26,125
325	9.25%, 11/15/16(5)	348,969
145	9.625%, 11/15/16(5)	156,238
Inverness Medical Innovations, Inc., Sr. Sub. Notes
120	8.75%, 2/15/12	125,400
Multiplan Merger Corp., Sr. Sub. Notes
200	10.375%, 4/15/16(5)	200,000
National Mentor Holdings, Inc., Sr. Sub. Notes
105	11.25%, 7/1/14(5)	112,088

Principal Amount (000's omitted)	Security	Value
Healthcare (continued)
Res-Care, Inc., Sr. Notes
$105	7.75%, 10/15/13(5)	$108,150
Service Corp. International, Sr. Notes
210	8.00%, 6/15/17	213,675
Triad Hospitals, Inc., Sr. Notes
100	7.00%, 5/15/12	102,250
Triad Hospitals, Inc., Sr. Sub. Notes
120	7.00%, 11/15/13	121,350
US Oncology, Inc.
120	9.00%, 8/15/12	127,200
290	10.75%, 8/15/14	321,900
VWR International, Inc., Sr. Sub. Notes
225	8.00%, 4/15/14	232,875
		$2,528,320
Home Furnishings — 0.0%
Steinway Musical Instruments, Sr. Notes
$85	7.00%, 3/1/14(5)	$83,513
		$83,513
Industrial Equipment — 0.3%
Case New Holland, Inc., Sr. Notes
$190	9.25%, 8/1/11	$202,113
315	7.125%, 3/1/14(5)	321,300
Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15(5)	111,300
Esco Corp., Sr. Notes
80	8.625%, 12/15/13(5)	82,600
Esco Corp., Sr. Notes, Variable Rate
80	9.235%, 12/15/13(5)	81,600
Manitowoc Co., Inc. (The)
29	10.50%, 8/1/12	31,284
		$830,197
Leisure Goods / Activities / Movies — 0.5%
AMC Entertainment, Inc., Sr. Sub. Notes
$225	9.875%, 2/1/12	$237,375
AMC Entertainment, Inc., Variable Rate
30	9.624%, 8/15/10	31,163
Bombardier Recreational Product
70	8.00%, 7/1/13	72,100
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13(5)	105,394

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Leisure Goods / Activities / Movies (continued)
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
$195	10.12%, 4/1/12(5)	$195,975
Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
425	12.00%, 8/15/14	358,594
Universal City Development Partners, Ltd., Sr. Notes
200	11.75%, 4/1/10	215,250
Universal City Florida Holdings, Sr. Notes, Variable Rate
325	10.121%, 5/1/10	337,188
		$1,553,039
Lodging and Casinos — 1.0%
Buffalo Thunder Development Authority
$125	9.375%, 12/15/14(5)	$127,500
CCM Merger, Inc.
130	8.00%, 8/1/13(5)	127,725
Chukchansi EDA, Sr. Notes, Variable Rate
150	8.877%, 11/15/12(5)	154,875
Eldorado Casino Shreveport (PIK)
59	10.00%, 8/1/12	56,296
Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13(5)	115,500
Host Hotels & Resorts L.P., Sr. Notes
100	6.875%, 11/1/14(5)	101,750
Inn of the Mountain Gods, Sr. Notes
295	12.00%, 11/15/10	320,075
Las Vegas Sands Corp.
155	6.375%, 2/15/15	150,931
Majestic Star Casino, LLC
110	9.50%, 10/15/10	116,050
110	9.75%, 1/15/11	109,450
Majestic Star Casino, LLC, (0.00% until 2008)
75	12.50%, 10/15/11(5)	50,625
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
60	8.00%, 4/1/12	62,775
OED Corp. / Diamond Jo
203	8.75%, 4/15/12	201,985
San Pasqual Casino
160	8.00%, 9/15/13(5)	165,200
Station Casinos, Inc.
30	7.75%, 8/15/16	30,375
Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	47,688
Trump Entertainment Resorts, Inc.
625	8.50%, 6/1/15	625,000

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Tunica-Biloxi Gaming Authority, Sr. Notes
$165	9.00%, 11/15/15(5)	$171,600
Turning Stone Resort Casinos, Sr. Notes
40	9.125%, 9/15/14(5)	41,100
Waterford Gaming, LLC, Sr. Notes
384	8.625%, 9/15/12(5)	408,000
Wynn Las Vegas, LLC
60	6.625%, 12/1/14	59,925
		$3,244,425
Nonferrous Metals / Minerals — 0.1%
Alpha Natural Resources, Sr. Notes
$75	10.00%, 6/1/12	$81,750
FMG Finance PTY, Ltd.
90	9.369%, 9/1/11	90,225
150	10.625%, 9/1/16(5)	161,625
Novelis, Inc., Sr. Notes
50	8.25%, 2/15/15(5)	48,625
		$382,225
Oil and Gas — 1.0%
Allis-Chalmers Energy, Inc., Sr. Notes
$245	9.00%, 1/15/14(5)	$247,450
Clayton Williams Energy, Inc., Sr. Notes
60	7.75%, 8/1/13(5)	55,650
Copano Energy, LLC, Sr. Notes
35	8.125%, 3/1/16	36,400
El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	148,200
El Paso Production Holding Co.
30	7.75%, 6/1/13	31,538
Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	82,663
Giant Industries
130	8.00%, 5/15/14	141,213
Northwest Pipeline Corp.
70	8.125%, 3/1/10	73,238
Ocean Rig Norway AS, Sr. Notes
120	8.375%, 7/1/13(5)	128,400
Opti Cananda, Inc.
190	8.25%, 12/15/14(5)	196,175
Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	93,606

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
Petrobras International Finance Co.
$30	7.75%, 9/15/14	$33,525
Petrohawk Energy Corp.
435	9.125%, 7/15/13	458,925
Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	226,874
Quicksilver Resources, Inc.
115	7.125%, 4/1/16	112,988
Regency Energy Partners
50	8.375%, 12/15/13(5)	50,375
Semgroup L.P., Sr. Notes
290	8.75%, 11/15/15(5)	292,900
Sesi, LLC
30	6.875%, 6/1/14	30,000
Southern Natural Gas
50	8.875%, 3/15/10	52,705
150	8.00%, 3/1/32	176,025
Stewart & Stevenson, LLC, Sr. Notes
105	10.00%, 7/15/14(5)	110,775
United Refining Co., Sr. Notes
305	10.50%, 8/15/12	321,775
Verasun Energy Corp.
160	9.875%, 12/15/12	170,400
		$3,271,800
Publishing — 0.3%
American Media Operations, Inc., Series B
$335	10.25%, 5/1/09	$325,369
CBD Media, Inc., Sr. Sub. Notes
70	8.625%, 6/1/11	72,100
Dex Media West, LLC, Sr. Sub. Notes
182	9.875%, 8/15/13	199,290
Idearc, Inc., Sr. Notes
120	8.00%, 11/15/16(5)	122,400
MediaNews Group, Inc., Sr. Sub. Notes
50	6.875%, 10/1/13	45,500
Medimedia USA, Inc., Sr. Sub. Notes
30	11.375%, 11/15/14(5)	31,575
R.H. Donnelley Corp., Sr. Disc. Notes
75	6.875%, 1/15/13	72,281
80	6.875%, 1/15/13	77,100
		$945,615

Principal Amount (000's omitted)	Security	Value
Radio and Television — 0.4%
CanWest Media, Inc.
$217	8.00%, 9/15/12	$227,904
LBI Media, Inc.
90	10.125%, 7/15/12	95,963
LBI Media, Inc., Sr. Disc. Notes, (0.00% until 2008)
80	11.00%, 10/15/13	69,300
Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12(5)	105,625
Rainbow National Services, LLC, Sr. Sub. Debs.
355	10.375%, 9/1/14(5)	396,269
Sirius Satellite Radio, Sr. Notes
275	9.625%, 8/1/13(5)	271,906
XM Satellite Radio, Inc.
20	9.75%, 5/1/14	20,100
		$1,187,067
Rail Industries — 0.1%
Kansas City Southern Mexico, Sr. Notes
$125	7.625%, 12/1/13(5)	$125,313
Kansas City Southern Railway Co.
50	9.50%, 10/1/08	52,500
TFM SA de C.V., Sr. Notes
70	12.50%, 6/15/12	75,950
		$253,763
Retailers (Except Food and Drug) — 0.8%
Amscan Holdings, Inc., Sr. Sub. Notes
$85	8.75%, 5/1/14	$83,194
AutoNation, Inc., Variable Rate
75	7.374%, 4/15/13	75,750
Bon-Ton Department Stores, Inc.
120	10.25%, 3/15/14	123,300
GameStop Corp.
665	8.00%, 10/1/12(5)	698,250
GameStop Corp., Variable Rate
200	9.247%, 10/1/11(5)	208,500
Linens 'N Things, Inc., Variable Rate
50	10.999%, 1/15/14	48,750
Michaels Stores, Inc., Sr. Notes
320	10.00%, 11/1/14(5)	334,400
Michaels Stores, Inc., Sr. Sub. Notes
120	11.375%, 11/1/16(5)	125,700

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) (continued)
Neiman Marcus Group, Inc.
$255	9.00%, 10/15/15	$279,544
60	10.375%, 10/15/15	67,050
Sally Holdings, LLC, Sr. Notes
195	9.25%, 11/15/14(5)	199,631
Sally Holdings, LLC, Sr. Sub. Notes
295	10.50%, 11/15/16(5)	302,375
Toys "R" Us
50	7.375%, 10/15/18	40,750
		$2,587,194
Steel — 0.1%
AK Steel Corp.
$70	7.875%, 2/15/09	$70,350
Ispat Inland ULC, Sr. Notes
127	9.75%, 4/1/14	142,110
RathGibson, Inc.
230	11.25%, 2/15/14	244,950
		$457,410
Surface Transport — 0.0%
Horizon Lines, LLC
$118	9.00%, 11/1/12	$124,490
		$124,490
Telecommunications — 1.5%
Alamosa Delaware, Inc., Sr. Notes
$280	11.00%, 7/31/10	$302,606
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
130	10.125%, 6/15/13	140,725
Digicel Ltd., Sr. Notes
240	9.25%, 9/1/12(5)	257,400
Intelsat, Ltd.
50	10.484%, 1/15/12	50,688
175	9.25%, 6/15/16(5)	189,000
Intelsat, Ltd., Sr. Notes
780	5.25%, 11/1/08	762,450
Level 3 Financing, Inc., Sr. Notes
120	9.25%, 11/1/14(5)	123,000
Qwest Capital Funding, Inc.
60	7.00%, 8/3/09	61,350
Qwest Communications International, Inc.
450	7.50%, 2/15/14	465,750

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Qwest Communications International, Inc., Sr. Notes
$30	7.50%, 11/1/08	$30,600
Qwest Corp., Sr. Notes
145	7.625%, 6/15/15	155,875
Qwest Corp., Sr. Notes, Variable Rate
505	8.61%, 6/15/13(5)	549,188
Rogers Wireless, Inc., Sr. Sub. Notes
20	8.00%, 12/15/12	21,450
Rogers Wireless, Inc., Variable Rate
790	8.485%, 12/15/10	807,775
UbiquiTel Operating Co., Sr. Notes
215	9.875%, 3/1/11	233,275
West Corp., Sr. Notes
280	9.50%, 10/15/14(5)	281,400
Windstream Corp., Sr. Notes
155	8.125%, 8/1/13(5)	168,563
30	8.625%, 8/1/16(5)	33,000
		$4,634,095
Utilities — 0.4%
AES Corp., Sr. Notes
$15	8.75%, 5/15/13(5)	$16,144
15	9.00%, 5/15/15(5)	16,200
Dynegy Holdings, Inc.
105	8.375%, 5/1/16	110,775
Mission Energy Holding Co.
115	13.50%, 7/15/08	127,363
NGC Corp.
205	7.625%, 10/15/26	199,875
NRG Energy, Inc.
70	7.25%, 2/1/14	70,700
245	7.375%, 1/15/17	246,225
NRG Energy, Inc., Sr. Notes
100	7.375%, 2/1/16	100,750
Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	433,200
Reliant Energy, Inc.
85	9.25%, 7/15/10	89,675
		$1,410,907
Total Corporate Bonds & Notes (identified cost $48,615,929)		$50,348,910

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Convertible Bonds — 0.1%
Principal Amount	Security	Value
$170,000	L-3 Communications Corp.(5)	$179,350
35,000	Sinclair Broadcast Group, Inc.	32,156
Total Convertible Bonds (identified cost, $206,257)		$211,506
Common Stocks — 0.5%
Shares	Security	Value
2,992	Environmental Systems Products(2)(6)(7)	$62,623
10,443	Hayes Lemmerz International(6)	40,832
24,880	Maxim Crane Works, L.P.(6)	1,153,810
358	Shreveport Gaming Holdings, Inc.(2)(6)	6,390
17,663	Trump Entertainment Resorts, Inc.(6)	322,173
Total Common Stocks (identified cost, $756,316)		$1,585,828
Convertible Preferred Stocks — 0.1%
Shares	Security	Value
542	Chesapeake Energy Corp.	$52,087
3,583	Crown Castle International Corp., (PIK)	196,617
Total Convertible Preferred Stocks (identified cost, $212,699)		$248,704
Preferred Stocks — 0.0%
Shares	Security	Value
35	Hayes Lemmerz International, Series A(2)(6)(7)	$591
15	Key Plastics, LLC, Series A(2)(6)(7)	0
Total Preferred Stocks (identified cost, $16,750)		$591
Warrants — 0.0%
Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08(5)(6)	$110,632
Total Warrants (identified cost, $14,074)		$110,632

Closed-End Investment Companies — 3.9%
Shares	Security	Value
200,000	First Trust / Four Corners Senior Floating Rate Income Fund II	$3,588,000
290,000	ING Prime Rate Trust	2,096,700
25,560	Pioneer Floating Rate Trust	493,308
725,000	Van Kampen Senior Income Trust	6,380,000
Total Closed-End Investment Companies (identified cost, $11,460,385)		$12,558,008
Affiliated Investments — 1.7%
Description	Interest	Value
Investment in Cash Management Portfolio, 4.87%(8)	5,483,913	$5,453,913
Total Affiliated Investments (at amortized cost $5,453,913)		$5,453,913
Total Investments — 169.7% (identified cost $536,380,713)		$541,316,829
Less Unfunded Loan Commitments — (0.6)%		$(2,062,796)
Net Investments — 169.1% (identified cost $534,317,917)		$539,254,033
Other Assets, Less Liabilities — (34.6)%		$(110,115,269)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.5)%		$(110,063,561)
Net Assets Applicable to Common Shares — 100.0%		$319,075,203

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Unfunded loan commitments. See Note 1E for description.

(4)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $18,521,507 or 5.8% of the Trust's net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Affiliated investment investing in high quality, U.S. dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of December 31, 2006.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of December 31, 2006

Assets
Unaffiliated investments, at value (identified cost, $528,864,004)	$533,800,120
Affiliated investment, at value (amortized cost, $5,453,913)	5,453,913
Cash	8,240,210
Receivable for investments sold	73,929
Dividends and interest receivable	4,738,802
Receivable for open swap contracts	50,417
Prepaid expenses	40,101
Total assets	$552,397,492
Liabilities
Demand note payable	$120,000,000
Dividends payable	2,042,123
Payable to affiliate for investment advisory fees	416,937
Payable to affiliate for administration fees	117,337
Accrued expenses: Interest	583,950
Operating expenses	98,381
Total liabilities	$123,258,728
Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,063,561
Net assets applicable to common shares	$319,075,203
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 36,466,497 shares issued and outstanding	$364,665
Additional paid-in capital	361,402,807
Accumulated net realized loss (computed on the basis of identified cost)	(47,895,856)
Accumulated undistributed net investment income	217,054
Net unrealized appreciation (computed on the basis of identified cost)	4,986,533
Net assets applicable to common shares	$319,075,203
Net Asset Value Per Common Share
($319,075,203 ÷ 36,466,497 common shares issued and outstanding)	$8.75

Statement of Operations

For the Six Months Ended
December 31, 2006

Investment Income
Interest	$21,394,045
Dividends	586,835
Interest income allocated from affiliated investment	22,602
Expense allocated from affiliated investment	(1,788)
Total investment income	$22,001,694
Expenses
Investment adviser fee	$2,364,204
Administration fee	695,860
Trustees' fees and expenses	4,170
Interest	3,545,977
Preferred shares remarketing agent fee	138,629
Custodian fee	103,931
Legal and accounting services	85,330
Printing and postage	57,437
Transfer and dividend disbursing agent fees	37,882
Miscellaneous	28,605
Total expenses	$7,062,025
Deduct — Reduction of custodian fee	$7,703
Total expense reductions	$7,703
Net expenses	$7,054,322
Net investment income	$14,947,372
Realized and Unrealized Gain
Net realized gain — Investment transactions (identified cost basis)	$61,849
Swap contracts	12,342
Foreign currency transactions	4,012
Net realized gain	$78,203
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,813,452
Swap contracts	36,336
Net change in unrealized appreciation (depreciation)	$1,849,788
Net realized and unrealized gain	$1,927,991
Distributions to preferred shareholders from income	$(2,814,039)
Net increase in net assets from operations	$14,061,324

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006
From operations — Net investment income	$14,947,372	$25,412,443
Net realized gain from investment transactions, swap contracts and foreign currency transactions	78,203	518,317
Net change in unrealized appreciation (depreciation) from investments and swap contracts	1,849,788	(1,281,385)
Distributions to preferred shareholders — From net investment income	(2,814,039)	(4,433,211)
Net increase in net assets from operations	$14,061,324	$20,216,164
Distributions to common shareholders — From net investment income	$(13,857,269)	$(20,749,437)
Total distributions to common shareholders	$(13,857,269)	$(20,749,437)
Net increase (decrease) in net assets	$204,055	$(533,273)
Net Assets Applicable to Common Shares
At beginning of period	$318,871,148	$319,404,421
At end of period	$319,075,203	$318,871,148
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$217,054	$1,940,990

Statement of Cash Flows

Increase (Decrease) in Cash	Six Months Ended December 31, 2006 (Unaudited)
Cash Flows From (Used For) Operating Activities — Purchases of loan interests and corporate bonds	$(135,001,793)
Proceeds from sales and principal repayments	129,748,830
Interest and dividends received	21,468,151
Interest paid	(3,497,636)
Foreign currency	4,012
Prepaid expenses	3,994
Operating expenses paid	(3,518,848)
Swap contract transactions	26,499
Decrease in unfunded commitments	(3,026,267)
Net decrease in short-term investments	8,617,265
Net cash from operating activities	$14,824,207
Cash Flows From (Used For) Financing Activities — Cash distributions paid	(14,596,056)
Net cash used for financing activities	$(14,596,056)
Net increase in cash	$228,151
Cash at beginning of year	$8,012,059
Cash at end of year	$8,240,210
Reconciliation of Net Increase in Net Assets From Operations to Net Cash Used for Operating Activities
Net increase in net assets from operations	$14,061,324
Distributions to preferred shareholders	2,814,039
Decrease in receivable for investments sold	322,734
Increase in swap contract transactions	(22,179)
Increase in dividends and interest receivable	(564,825)
Decrease in prepaid expenses	3,994
Increase in payable to affiliate	25,044
Increase in accrued expenses	12,794
Decrease payable for investments purchased	(1,869,027)
Net decrease in investments	40,309
Net cash from operating activities	$14,824,207

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

FINANCIAL STATEMENTS

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2006		Year Ended June 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period (Common shares)	$8.740		$8.760	$8.780	$8.500	$8.420	$8.860
Income (loss) from operations
Net investment income	$0.410		$0.697	$0.533	$0.468	$0.569	$0.687
Net realized and unrealized gain (loss)	0.057		(0.026)	(0.029)	0.293	0.079	(0.420)
Distributions to preferred shareholders from net investment income	(0.077)		(0.122)	(0.068)	(0.035)	(0.045)	(0.076)
Total income from operations	$0.390		$0.549	$0.436	$0.726	$0.603	$0.191
Less distributions to common shareholders
From net investment income	$(0.380)		$(0.569)	$(0.456)	$(0.446)	$(0.523)	$(0.631)
Total distributions to common shareholders	$(0.380)		$(0.569)	$(0.456)	$(0.446)	$(0.523)	$(0.631)
Net asset value — End of period (Common shares)	$8.750		$8.740	$8.760	$8.780	$8.500	$8.420
Market value — End of period (Common shares)	$8.310		$8.130	$8.040	$9.460	$8.920	$7.760
Total Investment Return on Net Asset Value(3)	4.13	%(8)	7.02%	5.16%	8.65%	8.04%	2.92%
Total Investment Return on Market Value(3)	6.32	%(8)	8.46%	(10.42)%	11.59%	23.03%	(6.18)%

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2006		Year Ended June 30,
	(Unaudited)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$319,075		$318,871	$319,404	$318,792	$306,438	$302,759
Ratios (As a percentage of average net assets applicable to common shares): Expenses before custodian fee reduction(4)	2.19	%(5)	2.16%	2.20%	2.17%	2.22%	2.28%
Expenses after custodian fee reduction(4)	2.19	%(5)	2.16%	2.20%	2.17%	2.22%	2.28%
Interest expense	2.20	%(5)	1.76%	1.02%	0.54%	0.72%	0.85%
Total expenses(4)	4.39	%(5)	3.92%	3.22%	2.71%	2.94%	3.13%
Net investment income(4)	9.29	%(5)	7.94%	6.06%	5.41%	6.92%	8.01%
Portfolio Turnover	24%		55%	72%	82%	56%	69%

†  The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:

Ratios (As a percentage of average total net assets):

Expenses before custodian fee reduction	1.63	%(5)	1.61%	1.64%	1.61%	1.62%	1.68%
Expenses after custodian fee reduction	1.63	%(5)	1.61%	1.64%	1.61%	1.62%	1.68%
Interest expense	1.64	%(5)	1.31%	0.76%	0.40%	0.52%	0.63%
Total expenses	3.27	%(5)	2.92%	2.40%	2.01%	2.14%	2.31%
Net investment income	6.91	%(5)	5.91%	4.51%	4.00%	5.05%	5.90%

Senior Securities:

Total preferred shares outstanding	4,400	4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(6)	$97,532	$97,478	$97,601	$97,456	$94,649	$93,814
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets attributable to common shares by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leverage capital structure from the issuance of preferred shares.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

(8)  The returns do not include dividends declared in December 2006 and payable in 2007.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Trust based on information available to such managers. The portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of Senior Income Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Senior Income Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts and options thereon listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National

Eaton Vance Senior Income Trust as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates market value. Investments for which reliable market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company act of 1940. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2006, the Trust, for federal income tax purposes, had a capital loss carryover of $47,969,408, which will expire on June 30, 2009 ($18,843), June 30, 2010 ($27,557,475), June 30, 2011 ($13,711,847) and June 30, 2012 ($6,681,243). These amounts will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

D  Credit Default Swaps — The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is a buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction.

E  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All credit balances, if any, are used to reduce the Trust's custodian fees and are reported as a reduction of expenses in the Statements of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts

Eaton Vance Senior Income Trust as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

J  Interim Financial Statements — The interim financial statements relating to December 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Auction Preferred Shares (APS)

The Trust issued 2,200 shares of APS Series A and 2,200 shares of APS Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid-in capital. Dividends on the APS, which accrue daily, are paid cumulatively at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 4.70% to 5.20% for Series A and 4.50% to 5.20% for Series B, during the six months ended December 31, 2006. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

  3  Distributions to Shareholders

The Trust intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on December 31, 2006 was 5.20% and 5.20%, for Series A and Series B shares, respectively. For the six months ended December 31, 2006, the Trust paid dividends to APS shareholders amounting to $1,403,600 and $1,410,439 for Series A and Series B shares, respectively, representing an average APS dividend rate for such period of 5.06% and 5.09%, respectively.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the differences between book and tax accounting for swaps.

  4  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. There was no share activity for the six months ended December 31, 2006 and the year ended June 30, 2006, respectively.

Eaton Vance Senior Income Trust as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the six months ended December 31, 2006, the fee was equivalent to 0.85% (annualized) of the Trust's average weekly gross assets. The advisory fee payable by the Trust is reduced by the Trust's allocable portion of the advisory fee paid by Cash Management. For the six months ended December 31, 2006, the Trust's allocated portion of the advisory fee paid by Cash Management totaled $1,720. The advisory fee paid directly by the Trust amounted to $2,364,204. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering the Trust's business affairs. For the six months ended December 31, 2006, the fee was equivalent to 0.25% (annualized) of the Trust's average weekly gross assets for such period and amounted to $695,860.

Certain officers and Trustees of the Trust are officers of the above organization.

  6  Investment Transactions

The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans, corporate bonds and equities aggregated $132,991,021 and $129,426,096 respectively, for the six months ended December 31, 2006.

  7  Short-Term Debt and Credit Agreements

The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $120 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes commercial paper program fees of approximately $178,000 and a commitment fee of approximately $82,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. As of December 31, 2006, the Trust had commercial paper outstanding of $120,000,000, at an interest rate of 5.38% and is reflected in the demand note payable on the Statement of Assets and Liabilities. Maximum and average borrowings for the six months ended December 31, 2006 were $120,000,000 and $120,000,000, respectively, and the average interest rate was 5.43%.

  8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, interest rate swaps, and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2006 is as follows:

Credit Default Swaps
Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
1,500,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	50,417

At December 31, 2006, the Trust had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

Eaton Vance Senior Income Trust as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned at December 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$534,316,399
Gross unrealized appreciation	$6,152,451
Gross unrealized depreciation	(1,214,817)
Net unrealized appreciation	$4,937,634

Unrealized appreciation on swap contracts was $50,417.

  10  Restricted Securities

At December 31, 2006, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$62,623
			$0	$62,623
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$591
Key Plastics, LLC, Series A	4/26/01	15	15,000	0
			$16,750	$591
Total restricted securities			$16,750	$63,214

  11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Trust's financial statement disclosures.

Eaton Vance Senior Income Trust as of December 31, 2006

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 13, 2006. The following action was taken by the shareholders:

Item 1: The election of Norton H. Reamer, Ralph F. Verni and Samuel L. Hayes, III as Class II Trustees of the Trust for a three-year term expiring in 2009. Mr. Hayes was designated the Nominee to be elected solely by APS shareholders.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Norton H. Reamer	32,388,910	361,398
Ralph F. Verni	32,395,761	354,547
Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
Samuel L. Hayes, III	3,876	21

Eaton Vance Senior Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-800-331-1710.

Eaton Vance Senior Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

Eaton Vance Senior Income Trust
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2006, our records indicate that there were 250 registered shareholders for and approximately 14,800 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange Symbol is EVF.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Senior Income Trust (the "Fund"), and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. The Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Fund, including four portfolio managers and 15 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus on preserving capital as an investment objective of the Fund. The Board concluded that the performance of the Fund is satisfactory.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fees, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

The Board considered the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund's life. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Income Trust

INVESTMENT MANAGEMENT

Eaton Vance Senior Income Trust

Officers
James B. Hawkes
President and Trustee
Scott H. Page
Vice President and
Co-Portfolio Manager
John P. Redding
Vice President and
Co-Portfolio Manager
Payson F. Swaffield
Vice President and
Co-Portfolio Manager
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Investment Adviser and Administrator of Eaton Vance Senior Income Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
1-800-262-1122

Eaton Vance Senior Income Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

171-2/07  SITSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)                  Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)              Treasurer’s Section 302 certification.

(a)(2)(ii)             President’s Section 302 certification.

(b)                      Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	February 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 15, 2007

By:	/s/Janes B. Hawkes
James B. Hawkes
President

Date:	February 15, 2007